UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Bond Fund of AmericaSM
Investment portfolio

March 31, 2010
unaudited
Bonds & notes — 95.57%	Principal amount (000)	Value (000)

CORPORATE BONDS & NOTES — 32.80%
FINANCIALS — 9.84%
Banks — 3.30%
Abbey National Treasury Services PLC 3.875% 20141	$39,980	$39,796
Santander Issuances, SA Unipersonal 5.805% 20161,2	20,100	20,215
Santander Issuances, SA Unipersonal 5.911% 20161	7,500	7,603
Sovereign Bancorp, Inc. 8.75% 2018	70,355	80,338
Santander Issuances, SA Unipersonal 6.50% 20191,2	29,500	31,048
Lloyds TSB Bank PLC 4.375% 20151	17,500	17,270
HBOS PLC 6.75% 20181	123,633	113,766
HBOS PLC 4.375% 20192	€2,870	3,402
Lloyds TSB Bank PLC 5.80% 20201	$29,920	29,246
HBOS PLC 6.00% 20331	5,875	4,466
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€2,155	3,175
UniCredito Italiano SpA 5.584% 20171,2	$34,050	34,094
UniCredito Italiano SpA 6.00% 20171,2	75,178	76,508
HVB Funding Trust I 8.741% 20311	8,829	8,675
HVB Funding Trust III 9.00% 20311	13,696	13,525
Barclays Bank PLC 2.50% 2013	28,080	28,132
Barclays Bank PLC 3.90% 2015	28,215	28,311
Barclays Bank PLC 6.05% 20171	30,310	31,305
Barclays Bank PLC 5.125% 2020	22,500	22,229
Royal Bank of Scotland Group PLC 5.00% 2014	6,665	6,385
Royal Bank of Scotland PLC 4.875% 2015	51,000	51,043
Royal Bank of Scotland Group PLC 5.05% 2015	10,370	9,829
Royal Bank of Scotland Group PLC 4.70% 2018	3,485	2,826
Royal Bank of Scotland PLC 6.934% 2018	€12,590	17,579
Standard Chartered PLC 5.50% 20141	$6,000	6,458
Standard Chartered Bank 6.40% 20171	75,675	80,238
Wells Fargo & Co. 3.625% 2015	71,975	71,494
Wells Fargo & Co. 5.625% 2017	8,500	9,032
Société Générale 5.75% 20161	60,810	64,641
Société Générale 9.375% (undated)2	€5,000	7,737
Paribas, New York Branch 6.95% 2013	$5,300	5,919
BNP Paribas 3.25% 2015	16,790	16,738
BNP Paribas 4.80% 20151	20,531	21,028
BNP Paribas 5.125% 20151	5,232	5,461
PNC Funding Corp. 5.40% 2014	10,000	10,749
PNC Bank NA 6.875% 2018	5,200	5,776
PNC Funding Corp. 5.125% 2020	26,770	27,018
Allied Irish Banks, PLC 12.50% 2019	€24,954	39,896
Korea Development Bank 5.30% 2013	$13,635	14,281
Korea Development Bank 8.00% 2014	15,365	17,631
Union Bank of California, NA 5.95% 2016	28,831	30,302
HSBC Finance Corp. 5.70% 2011	10,000	10,421
HSBC Finance Corp. 0.607% 20122	20,000	19,676
United Overseas Bank Ltd. 5.375% 20191,2	22,500	23,360
Fifth Third Capital Trust IV 6.50% 20672	27,285	23,192
Nordea Bank 3.70% 20141	21,375	21,559
SunTrust Banks, Inc. 6.00% 2017	20,000	20,288
Silicon Valley Bank 5.70% 2012	18,000	18,840
Resona Bank, Ltd. 5.85% (undated)1,2	16,228	15,337
Westpac Banking Corp. 4.875% 2019	10,500	10,449
Banco Santander-Chile 5.375% 20141	9,335	9,828
Zions Bancorporation 6.00% 2015	8,442	7,775
Bergen Bank 0.563% (undated)2	5,000	3,047
Development Bank of Singapore Ltd. 7.125% 20111	400	424
Norinchukin Finance (Cayman) Ltd. 5.625% 20162	£205	318
Commerzbank AG 6.625% 2019	70	106
		1,299,785

Diversified financials — 2.22%
Countrywide Financial Corp., Series A, 4.50% 2010	$15,540	15,660
Countrywide Financial Corp. 6.25% 2010	$ A7,700	7,066
Countrywide Financial Corp., Series B, 5.80% 2012	$49,245	52,374
Bank of America Corp. 4.50% 2015	35,500	35,836
Bank of America Corp. 0.511% 20162	8,115	7,350
Bank of America Corp. 0.537% 20162	14,747	13,210
Bank of America Corp. 5.75% 2017	32,380	33,250
JPMorgan Chase & Co. 3.70% 2015	7,500	7,554
JPMorgan Chase & Co. 4.891% 20152	42,525	42,797
JPMorgan Chase Bank NA 0.587% 20161,2	5,875	5,521
JPMorgan Chase Bank NA 5.875% 2016	25,730	27,717
JPMorgan Chase & Co. 4.95% 2020	42,500	42,219
Morgan Stanley 6.00% 2014	2,865	3,097
Morgan Stanley, Series F, 6.00% 2015	38,285	41,056
Morgan Stanley, Series F, 5.625% 2019	41,400	41,329
Morgan Stanley 5.50% 2020	2,500	2,450
Goldman Sachs Group, Inc. 3.625% 2012	15,825	16,397
Goldman Sachs Group, Inc. 6.15% 2018	29,925	31,713
Goldman Sachs Group, Inc. 7.50% 2019	7,075	8,086
Goldman Sachs Group, Inc. 5.375% 2020	22,000	21,838
UBS AG 3.875% 2015	38,268	37,793
UBS AG 5.875% 2017	38,557	39,994
Citigroup Inc. 6.01% 2015	27,700	29,131
Citigroup Inc. 6.125% 2017	27,500	28,331
SLM Corp., Series A, 4.50% 2010	38,000	38,178
SLM Corp., Series A, 0.479% 20112	8,700	8,276
SLM Corp., Series A, 5.40% 2011	5,000	5,049
SLM Corp., Series A, 5.375% 2013	3,000	2,965
Capital One Financial Corp. 6.25% 2013	1,600	1,753
Capital One Financial Corp. 7.375% 2014	5,900	6,748
Capital One Financial Corp. 5.50% 2015	12,223	12,867
Capital One Financial Corp. 6.15% 2016	10,000	10,388
Capital One Capital III 7.686% 20362	23,365	22,430
CIT Group Inc., Series A, 7.00% 2013	15,394	15,086
CIT Group Inc., Series A, 7.00% 2014	9,243	8,758
CIT Group Inc., Series A, 7.00% 2015	22,084	20,649
CIT Group Inc., Series A, 7.00% 2016	6,000	5,550
International Lease Finance Corp., Series Q, 5.45% 2011	2,000	2,003
International Lease Finance Corp. 4.75% 2012	3,295	3,220
International Lease Finance Corp. 5.00% 2012	13,500	12,980
International Lease Finance Corp., Series R, 5.40% 2012	8,000	7,875
American Express Co. 6.15% 2017	16,870	18,237
American Express Co. 8.15% 2038	4,600	5,975
Lazard Group LLC 7.125% 2015	22,335	23,477
Northern Trust Corp. 5.50% 2013	1,000	1,108
Northern Trust Corp. 4.625% 2014	8,475	9,022
Northern Trust Corp. 5.85% 20171	3,750	4,074
Charles Schwab Corp., Series A, 6.375% 2017	4,000	4,365
Schwab Capital Trust I 7.50% 20372	3,755	3,750
Lehman Brothers Holdings Inc., Series G, 4.80% 20143	10,000	2,375
Lehman Brothers Holdings Inc., Series I, 6.875% 20183	20,000	4,825
Credit Suisse Group AG 3.50% 2015	7,000	6,981
ING Bank NV 5.50% 2012	€3,750	5,319
Export-Import Bank of Korea 5.875% 2015	$4,400	4,753
GMAC LLC 6.625% 2012	1,899	1,937
GMAC LLC 6.75% 2014	1,535	1,543
		874,285

Real estate — 2.20%
PLD International Finance LLC 4.375% 2011	€7,700	10,680
ProLogis 7.625% 2014	$43,425	47,525
ProLogis 5.625% 2015	13,035	12,939
ProLogis 5.625% 2016	15,130	14,655
ProLogis 5.75% 2016	27,620	27,090
ProLogis 6.625% 2018	50,205	49,968
ProLogis 7.375% 2019	27,860	28,648
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 20101	44,950	45,656
Westfield Group 5.40% 20121	18,400	19,519
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20141	16,250	16,746
Westfield Group 7.50% 20141	12,500	14,004
Westfield Group 5.75% 20151	32,000	33,719
Westfield Group 5.70% 20161	14,195	14,609
Westfield Group 7.125% 20181	16,500	17,878
Kimco Realty Corp., Series C, 4.82% 2011	7,500	7,646
Kimco Realty Corp. 6.00% 2012	20,570	22,152
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,605	1,710
Kimco Realty Corp., Series C, 4.82% 2014	19,200	19,586
Kimco Realty Corp., Series C, 4.904% 2015	10,765	10,752
Kimco Realty Corp., Series C, 5.783% 2016	19,500	20,141
Kimco Realty Corp. 5.70% 2017	28,450	28,574
Kimco Realty Corp. 6.875% 2019	4,000	4,222
Simon Property Group, LP 6.75% 2014	11,265	12,336
Simon Property Group, LP 4.20% 2015	4,160	4,175
Simon Property Group, LP 5.75% 2015	3,250	3,442
Simon Property Group, LP 5.25% 2016	7,595	7,537
Simon Property Group, LP 6.10% 2016	5,765	6,077
Simon Property Group, LP 5.875% 2017	21,000	21,728
Simon Property Group, LP 6.125% 2018	24,075	24,947
Simon Property Group, LP 10.35% 2019	11,495	14,476
Simon Property Group, LP 5.65% 2020	5,050	4,936
Hospitality Properties Trust 6.75% 2013	14,745	15,461
Hospitality Properties Trust 7.875% 2014	950	1,021
Hospitality Properties Trust 5.125% 2015	6,665	6,455
Hospitality Properties Trust 6.30% 2016	26,868	26,478
Hospitality Properties Trust 5.625% 2017	5,695	5,321
Hospitality Properties Trust 6.70% 2018	37,205	36,789
Developers Diversified Realty Corp. 5.375% 2012	4,635	4,632
Developers Diversified Realty Corp. 5.50% 2015	13,773	13,000
Developers Diversified Realty Corp. 9.625% 2016	11,850	13,271
Developers Diversified Realty Corp. 7.50% 2017	7,655	7,755
Rouse Co. 7.20% 20123	17,475	20,118
Rouse Co. 5.375% 20133	7,250	7,866
Rouse Co. 6.75% 20131,3	3,750	4,181
Rouse Co. 3.625% 20093	5,200	5,395
Brandywine Operating Partnership, LP 5.75% 2012	27,110	27,863
Brandywine Operating Partnership, LP 5.40% 2014	3,000	3,016
Boston Properties, Inc. 5.875% 2019	29,250	30,420
ERP Operating LP 5.25% 2014	2,000	2,096
ERP Operating LP 6.584% 2015	13,040	14,161
ERP Operating LP 5.75% 2017	1,530	1,584
ERP Operating LP 7.125% 2017	5,000	5,476
UDR, Inc., Series A, 5.25% 2015	13,030	12,995
Realogy Corp., Letter of Credit, 3.231% 20132,4,5	1,871	1,657
Realogy Corp., Term Loan B, 3.251% 20132,4,5	6,915	6,123
Realogy Corp., Term Loan DD, 3.251% 20132,4,5	2,708	2,397
Realogy Corp., Second Lien Term Loan A, 13.50% 20174,5	2,500	2,761
Host Marriott, LP, Series K, 7.125% 2013	925	946
Host Hotels & Resorts, LP, Series S, 6.875% 2014	300	304
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	4,075	4,106
Host Hotels & Resorts LP 9.00% 20171	1,800	1,953
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	6,073
Federal Realty Investment Trust 4.50% 2011	3,500	3,588
		863,335

Insurance — 2.02%
Liberty Mutual Group Inc. 5.75% 20141	10,435	10,932
Liberty Mutual Group Inc. 6.70% 20161	11,250	11,739
Liberty Mutual Group Inc. 6.50% 20351	45,810	40,002
Liberty Mutual Group Inc. 7.50% 20361	39,485	38,184
Liberty Mutual Group Inc., Series A, 7.80% 20871,2	3,650	3,267
Liberty Mutual Group Inc., Series C, 10.75% 20881,2	8,205	9,272
PRICOA Global Funding I 5.30% 20131	2,500	2,722
Prudential Holdings, LLC, Series C, 8.695% 20231,4	57,185	66,016
Prudential Financial, Inc. 8.875% 20682	4,465	5,051
CNA Financial Corp. 5.85% 2014	11,500	11,714
CNA Financial Corp. 6.50% 2016	24,875	25,520
CNA Financial Corp. 7.35% 2019	5,770	6,041
CNA Financial Corp. 7.25% 2023	24,145	24,098
Metropolitan Life Global Funding I, 5.125% 20131	18,310	19,671
MetLife Capital Trust IV 7.875% 20671,2	6,740	6,942
MetLife Capital Trust X 9.25% 20681,2	22,350	25,367
ZFS Finance (USA) Trust II 6.45% 20651,2	34,250	33,051
ZFS Finance (USA) Trust V 6.50% 20671,2	17,571	16,780
ACE INA Holdings Inc. 5.875% 2014	20,445	22,474
ACE INA Holdings Inc. 5.70% 2017	4,000	4,327
ACE INA Holdings Inc. 5.80% 2018	1,000	1,089
ACE Capital Trust II 9.70% 2030	12,423	14,526
ACE INA Holdings Inc. 6.70% 2036	5,980	6,729
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	17,500	19,077
Allstate Corp., Series B, 6.125% 20672	29,440	28,042
Monumental Global Funding 5.50% 20131	16,370	17,452
Monumental Global Funding III 5.25% 20141	21,500	22,884
AEGON NV 6.125% 2031	£1,730	2,533
AXA SA 8.60% 2030	$2,315	2,815
AXA SA 6.463% (undated)1,2	40,000	35,200
Catlin Insurance Ltd. 7.249% (undated)1,2	35,375	31,484
New York Life Global Funding 5.25% 20121	15,300	16,517
New York Life Global Funding 4.65% 20131	9,370	10,039
Nationwide Financial Services, Inc. 6.75% 20672	27,765	23,429
Lincoln National Corp. 5.65% 2012	11,250	11,949
Lincoln National Corp. 7.00% 20662	10,000	9,200
Principal Life Insurance Co. 5.30% 2013	18,150	19,497
Principal Life Global Funding I 4.40% 20101	16,600	16,843
Assurant, Inc. 5.625% 2014	16,000	16,627
Nationwide Mutual Insurance Co. 5.81% 20241,2	17,905	15,357
RSA Insurance Group PLC 9.375% 20392	£3,765	6,968
RSA Insurance Group PLC 8.50% (undated)2	2,429	3,964
Jackson National Life Global 5.375% 20131	$10,000	10,691
UnumProvident Finance Co. PLC 6.85% 20151	2,839	3,018
Unum Group 7.125% 2016	7,000	7,619
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	10,000	10,390
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 20111	10,000	10,347
Berkshire Hathaway Inc. 2.125% 2013	5,000	5,044
Berkshire Hathaway Inc. 3.20% 2015	5,000	5,048
Munich Re Finance BV 6.75% 20232	€6,225	9,257
Loews Corp. 6.00% 2035	$8,225	7,921
Chubb Corp. 6.375% 20672	7,150	7,266
TIAA Global Markets 4.95% 20131	3,275	3,553
		795,545

Automobiles & components — 0.10%
Ford Motor Credit Co. 5.507% 20112	10,275	10,493
Ford Motor Credit Co. 7.25% 2011	2,000	2,069
Ford Motor Credit Co. 7.375% 2011	2,200	2,255
Ford Motor Credit Co. 3.001% 20122	825	802
American Honda Finance Corp. 5.125% 20101	21,850	22,509
		38,128

CONSUMER DISCRETIONARY — 4.06%
Media — 2.62%
Comcast Corp. 5.50% 2011	10,301	10,719
Comcast Cable Communications, Inc. 6.75% 2011	520	544
Tele-Communications, Inc. 9.80% 2012	17,715	20,105
Comcast Corp. 5.30% 2014	4,000	4,304
Comcast Corp. 5.85% 2015	20,875	22,901
Comcast Corp. 6.50% 2015	4,000	4,507
Comcast Corp. 5.90% 2016	13,400	14,656
Comcast Corp. 6.30% 2017	20,500	22,621
Comcast Corp. 5.875% 2018	55,975	59,917
Comcast Corp. 5.15% 2020	12,900	13,041
Comcast Corp. 5.65% 2035	4,745	4,407
Comcast Corp. 6.45% 2037	8,500	8,684
Comcast Corp. 6.95% 2037	15,520	16,843
Comcast Corp. 6.40% 2038	11,800	12,013
Comcast Corp. 6.40% 2040	7,800	7,955
Time Warner Inc. 5.50% 2011	5,185	5,505
AOL Time Warner Inc. 6.875% 2012	25,000	27,512
Time Warner Inc. 5.875% 2016	30,670	33,554
Time Warner Companies, Inc. 7.25% 2017	1,600	1,841
Time Warner Inc. 4.875% 2020	1,000	979
Time Warner Companies, Inc. 7.57% 2024	12,340	14,257
AOL Time Warner Inc. 7.625% 2031	23,435	26,840
Time Warner Inc. 6.50% 2036	25,660	26,444
Time Warner Inc. 6.20% 2040	2,000	1,981
Time Warner Cable Inc. 6.20% 2013	17,255	19,055
Time Warner Cable Inc. 7.50% 2014	15,675	18,112
Time Warner Cable Inc. 8.25% 2014	15,750	18,497
Time Warner Cable Inc. 3.50% 2015	5,000	5,010
Time Warner Cable Inc. 6.75% 2018	48,140	53,876
Time Warner Cable Inc. 8.25% 2019	7,215	8,745
Time Warner Cable Inc. 5.00% 2020	7,000	6,915
News America Holdings Inc. 8.00% 2016	1,000	1,174
News America Holdings Inc. 8.25% 2018	2,000	2,444
News America Inc. 6.90% 2019	41,125	46,816
News America Inc. 6.15% 2037	300	297
News America Inc. 6.65% 2037	38,900	41,044
News America Inc. 6.90% 2039	1,050	1,150
News America Inc. 7.85% 2039	1,500	1,786
Virgin Media Finance PLC 8.75% 2014	2,213	2,277
Virgin Media Finance PLC 8.75% 2014	€210	294
Virgin Media Finance PLC 9.125% 2016	$18,795	20,064
Virgin Media Finance PLC, Series 1, 9.50% 2016	20,750	22,773
Virgin Media Inc. 6.50% 20181	2,750	2,771
Virgin Media Finance PLC 8.375% 20191	14,300	14,765
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20121	1,550	1,655
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	14,075	14,497
Charter Communications Operating, LLC, Term Loan B, 2.30% 20142,4,5	1,311	1,266
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 20141	1,575	1,626
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20141	15,375	17,278
Charter Communications Operating, LLC, Term Loan C, 3.55% 20162,4,5	10,645	10,384
Charter Communications, Inc. 13.50% 20161	7,334	8,782
Thomson Reuters Corp. 6.50% 2018	47,950	54,199
Univision Communications, Inc., First Lien Term Loan B, 2.54% 20142,4,5	24,205	21,644
Univision Communications Inc. 12.00% 20141	4,555	5,010
Univision Communications Inc. 10.50% 20151,2,6	22,729	19,717
Cox Communications, Inc. 7.125% 2012	7,000	7,828
Cox Communications, Inc. 5.45% 2014	17,045	18,444
Cox Communications, Inc. 9.375% 20191	7,225	9,178
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	13,520	13,892
Mediacom LLC and Mediacom Capital Corp. 9.125% 20191	8,325	8,627
AMC Entertainment Inc. 8.00% 2014	8,125	8,216
AMC Entertainment Inc., Series B, 11.00% 2016	2,500	2,697
AMC Entertainment Inc. 8.75% 2019	7,775	8,203
CSC Holdings, Inc. 8.50% 20141	2,350	2,514
CSC Holdings, Inc. 8.50% 20151	12,900	13,739
CSC Holdings, Inc. 8.625% 20191	2,475	2,719
Warner Music Group 7.375% 2014	4,725	4,560
Warner Music Group 9.50% 20161	13,175	14,147
TL Acquisitions, Inc., Term Loan B, 2.79% 20142,4,5	8,073	7,142
Thomson Learning 10.50% 20151	8,732	8,426
American Media Operations, Inc. 9.00% 20131,6	1,200	786
American Media Operations, Inc. 14.00% 20131,2,6	17,265	11,330
Quebecor Media Inc. 7.75% 2016	5,670	5,769
Quebecor Media Inc. 7.75% 2016	4,900	4,986
Grupo Televisa, SAB 6.625% 2040	10,200	10,236
Clear Channel Worldwide, Series B, 9.25% 20171	8,900	9,345
UPC Holding BV 9.875% 20181	8,500	8,968
Regal Cinemas Corp., Series B, 9.375% 2012	6,125	6,202
Regal Cinemas Corp. 8.625% 2019	2,000	2,115
Radio One, Inc. 6.375% 2013	7,380	6,098
Kabel Deutschland GmbH 10.625% 2014	4,700	4,953
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	4,300	4,354
UPC Germany GmbH 8.125% 20171	1,100	1,140
UPC Germany GmbH 9.625% 2019	€2,250	3,197
Local T.V. Finance LLC, Term Loan B, 2.30% 20132,4,5	$986	881
Local T.V. Finance LLC 10.00% 20151,2,6	3,721	2,456
LBI Media, Inc. 8.50% 20171	3,300	2,855
Cinemark USA, Inc., Term Loan, 3.51% 20162,4,5	410	410
Cinemark USA, Inc. 8.625% 2019	2,000	2,118
Walt Disney Co. 5.625% 2016	2,000	2,245
Vidéotron Ltée 6.375% 2015	1,000	1,013
Fox Acquisition LLC, Term Loan B, 7.50% 20152,4,5	841	828
Young Broadcasting Inc. 10.00% 20113	13,317	93
		1,028,763

Retailing — 0.79%
Staples, Inc. 7.75% 2011	16,265	17,262
Staples, Inc. 9.75% 2014	28,470	34,543
Nordstrom, Inc. 6.75% 2014	35,860	40,304
Nordstrom, Inc. 6.25% 2018	3,000	3,306
Nordstrom, Inc. 7.00% 2038	1,000	1,128
Michaels Stores, Inc., Term Loan B1, 2.563% 20132,4,5	5,802	5,534
Michaels Stores, Inc. 10.00% 2014	20,775	22,021
Michaels Stores, Inc. 0%/13.00% 20167	1,110	988
Michaels Stores, Inc., Term Loan B2, 4.813% 20162,4,5	1,966	1,920
Macy's Retail Holdings, Inc. 8.875% 20152	20,770	23,574
Federated Retail Holdings, Inc. 5.90% 2016	4,875	4,887
Toys "R" Us, Inc. 7.625% 2011	9,475	9,854
Toys "R" Us-Delaware, Inc., Term Loan B, 4.496% 20122,4,5	5,483	5,508
Toys "R" Us, Inc. 8.50% 20171	6,275	6,542
Toys "R" Us, Inc. 10.75% 20171	650	728
Lowe's Companies, Inc. 8.25% 2010	8,450	8,531
Lowe's Companies, Inc. 5.80% 2036	5,600	5,657
Lowe's Companies, Inc. 6.65% 2037	5,190	5,835
Neiman Marcus Group, Inc. 9.00% 20152,6	13,797	14,142
Neiman Marcus Group, Inc. 10.375% 2015	1,925	1,997
Dollar General Corp., Term Loan B2, 2.979% 20142,4,5	854	837
Dollar General Corp. 10.625% 2015	5,459	6,019
Dollar General Corp. 11.875% 20172,6	6,179	7,229
Kohl's Corp. 6.25% 2017	2,000	2,228
Kohl's Corp. 6.00% 2033	3,878	3,880
Kohl's Corp. 6.875% 2037	4,287	4,793
Home Depot, Inc. 5.875% 2036	11,000	10,710
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	8,550	9,106
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	1,050	1,150
Target Corp. 6.50% 2037	1,000	1,092
Target Corp. 7.00% 2038	7,500	8,698
Burlington Coat Factory Warehouse Corp. 11.125% 2014	9,160	9,732
Marks and Spencer Group PLC 6.25% 20171	8,500	8,741
Marks and Spencer Group PLC 7.125% 20371	850	864
Edcon (Proprietary) Ltd. 3.90% 20142	€6,500	6,795
Edcon (Proprietary) Ltd. 3.90% 20142	500	523
Bon-Ton Department Stores, Inc. 10.25% 2014	$7,000	6,860
TJX Companies, Inc. 6.95% 2019	5,000	5,918
J.C. Penney Corp., Inc. 5.75% 2018	1,500	1,509
Vitamin Shoppe Industries Inc. 7.75% 20122	1,067	1,072
		312,017

Consumer services — 0.33%
MGM MIRAGE 8.50% 2010	2,000	2,023
MGM MIRAGE 6.75% 2012	1,050	997
MGM MIRAGE 6.75% 2013	3,350	3,049
MGM MIRAGE 13.00% 2013	5,150	6,026
MGM MIRAGE 5.875% 2014	6,575	5,572
MGM MIRAGE 10.375% 20141	3,025	3,350
MGM MIRAGE 6.625% 2015	3,600	2,997
MGM MIRAGE 11.125% 20171	4,375	4,944
MGM MIRAGE 9.00% 20201	2,900	3,002
Boyd Gaming Corp. 7.75% 2012	2,550	2,556
Boyd Gaming Corp. 6.75% 2014	8,925	7,832
Boyd Gaming Corp. 7.125% 2016	9,000	7,560
Seminole Tribe of Florida 5.798% 20131,4	8,295	8,220
Seminole Tribe of Florida 7.804% 20201,4	8,870	8,276
Marriott International, Inc., Series I, 6.375% 2017	13,750	14,423
Mohegan Tribal Gaming Authority 8.00% 2012	6,375	5,913
Mohegan Tribal Gaming Authority 7.125% 2014	6,750	5,265
Mohegan Tribal Gaming Authority 6.875% 2015	1,800	1,372
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	12,025	10,522
Royal Caribbean Cruises Ltd. 8.75% 2011	140	146
Royal Caribbean Cruises Ltd. 11.875% 2015	7,075	8,366
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	5,625	5,639
Education Management LLC and Education Management Finance Corp. 8.75% 2014	4,800	4,968
Seneca Gaming Corp. 7.25% 2012	3,025	3,002
Seneca Gaming Corp., Series B, 7.25% 2012	1,175	1,166
Norwegian Cruise Lines 11.75% 20161	2,650	2,895
Wendy's/Arby's Restaurants, LLC 10.00% 2016	1,100	1,188
		131,269

Automobiles & components — 0.22%
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	7,505	7,913
DaimlerChrysler North America Holding Corp. 5.875% 2011	9,400	9,782
DaimlerChrysler North America Holding Corp. 7.75% 2011	14,930	15,710
DaimlerChrysler North America Holding Corp. 6.50% 2013	18,775	20,832
DaimlerChrysler North America Holding Corp. 8.50% 2031	750	918
Allison Transmission Holdings, Inc., Term Loan B, 3.01% 20142,4,5	5,725	5,468
Allison Transmission Holdings, Inc. 11.00% 20151	3,300	3,531
Allison Transmission Holdings, Inc. 11.25% 20151,2,6	12,402	13,301
Ford Motor Co. 9.50% 2011	2,000	2,127
FCE Bank PLC 7.125% 2013	€2,000	2,788
Tenneco Automotive Inc. 8.625% 2014	$3,025	3,086
Tenneco Inc. 8.125% 2015	750	771
Cooper-Standard Automotive Inc. 7.00% 20123	425	463
Cooper-Standard Automotive Inc. 8.375% 20143	2,200	1,584
		88,274

Consumer durables & apparel — 0.10%
Fortune Brands, Inc. 6.375% 2014	20,000	21,908
Hanesbrands Inc., Series B, 3.831% 20142	11,105	10,661
Hanesbrands Inc. 8.00% 2016	3,100	3,224
Jarden Corp. 8.00% 2016	3,020	3,178
Sealy Mattress Co. 10.875% 20161	585	658
		39,629

INDUSTRIALS — 3.15%
Transportation — 1.61%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 20114	14,435	14,706
Continental Airlines, Inc. 8.75% 2011	300	301
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 20124	12,500	12,609
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 0.602% 20152,4	1,100	941
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20164	27,527	27,449
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20174	155	148
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20184	1,094	1,039
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20184	186	179
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20194	15,774	15,863
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20194	34,980	35,418
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20194	792	756
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20204	14,061	14,219
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 20204	10,355	9,889
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 20214	277	281
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20214	3,163	3,021
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20224	12,906	12,447
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20224	10,200	9,384
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20224	13,112	13,267
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20224	12,917	12,974
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20224	1,390	1,300
Burlington Northern Santa Fe Corp. 4.30% 2013	2,640	2,777
Burlington Northern Santa Fe Corp. 7.00% 2014	5,125	5,866
Burlington Northern Santa Fe Corp. 5.65% 2017	12,500	13,418
Burlington Northern Santa Fe Corp. 5.75% 2018	10,035	10,759
Burlington Northern Santa Fe Corp. 4.70% 2019	19,025	18,874
Burlington Northern Santa Fe Corp. 6.15% 2037	12,890	13,296
BNSF Funding Trust I 6.613% 20552	15,000	14,605
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 20124	400	410
Northwest Airlines, Inc., Term Loan B, 3.80% 20132,4,5	2,410	2,169
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20134	1,000	1,046
Delta Air Lines, Inc., Second Lien Term Loan B, 3.501% 20142,4,5	2,878	2,647
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20144	13,040	13,073
Northwest Airlines, Inc., Term Loan A, 2.05% 20182,4,5	63,215	51,836
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20244	4,484	4,193
AMR Corp., Series B, 10.45% 2011	150	146
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20124	3,750	3,787
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 20124	7,523	7,551
American Airlines, Inc., Series 2001-2, Class B, 8.608% 20124	18,165	18,256
AMR Corp. 9.00% 2012	1,300	1,261
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20134	38,010	39,112
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20194	517	439
Norfolk Southern Corp. 6.75% 2011	991	1,037
Norfolk Southern Corp. 5.75% 2016	6,740	7,461
Norfolk Southern Corp. 5.75% 2018	21,250	22,846
Norfolk Southern Corp. 5.90% 2019	11,250	12,177
Norfolk Southern Corp. 7.05% 2037	23,225	26,980
Union Pacific Corp. 3.625% 2010	4,820	4,843
Union Pacific Corp. 5.125% 2014	8,430	9,035
Union Pacific Corp. 5.75% 2017	22,965	24,651
Union Pacific Corp. 5.70% 2018	4,000	4,216
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 20224	6,703	7,636
Union Pacific Corp. 6.15% 2037	10,930	11,334
CSX Corp. 5.50% 2013	2,900	3,141
CSX Corp. 5.75% 2013	8,385	9,109
CSX Corp. 6.25% 2015	10,000	11,197
CSX Corp. 6.25% 2018	10,000	10,822
CSX Corp. 7.375% 2019	16,500	19,259
United Air Lines, Inc., Term Loan B, 2.25% 20142,4,5	8,298	7,244
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20211,4	859	692
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 20244	11,350	10,669
Kansas City Southern Railway Co. 13.00% 2013	3,375	4,029
Kansas City Southern Railway Co. 8.00% 2015	4,250	4,436
CEVA Group PLC, Bridge Loan, 8.48% 20152,4,5,8	1,500	1,335
CEVA Group PLC 11.625% 20161	890	955
CEVA Group PLC 11.50% 20181	1,650	1,720
RailAmerica, Inc. 9.25% 2017	3,600	3,856
Canadian National Railway Co. 6.375% 2037	1,000	1,106
		633,498

Capital goods — 1.33%
BAE Systems Holdings Inc. 4.75% 20101,4	10,350	10,491
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20111,4	22,562	23,647
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20131,4	26,984	28,400
BAE Systems Holdings Inc. 4.95% 20141	16,250	17,066
BAE Systems Holdings Inc. 6.375% 20191	200	218
Northrop Grumman Systems Corp. 7.125% 2011	8,000	8,421
Northrop Grumman Corp. 3.70% 2014	9,500	9,731
Northrop Grumman Corp. 7.75% 2016	13,420	16,253
Northrop Grumman Corp. 5.05% 2019	18,680	19,222
Northrop Grumman Systems Corp. 7.75% 2031	3,000	3,687
Volvo Treasury AB 5.95% 20151	50,163	51,168
Volvo Treasury AB 5.00% 2017	€3,115	4,210
Lockheed Martin Corp. 4.121% 2013	$6,000	6,335
Lockheed Martin Corp. 4.25% 2019	34,900	33,810
Lockheed Martin Corp., Series B, 6.15% 2036	6,000	6,370
Hutchison Whampoa International Ltd. 7.00% 20111	24,300	25,466
Hutchison Whampoa International Ltd. 6.50% 20131	7,200	7,931
Raytheon Co. 6.40% 2018	9,500	10,761
Raytheon Co. 6.75% 2018	4,030	4,615
Raytheon Co. 4.40% 2020	10,970	10,834
United Technologies Corp. 4.50% 2020	16,430	16,539
United Technologies Corp. 5.70% 2040	6,000	6,090
Koninklijke Philips Electronics NV 5.75% 2018	20,000	21,365
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 4.00% 20142,4,5	2,460	2,335
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 4.04% 20142,4,5	2,395	2,272
DAE Aviation Holdings, Inc. 11.25% 20151	17,285	16,248
Ashtead Group PLC 8.625% 20151	4,675	4,698
Ashtead Capital, Inc. 9.00% 20161	14,125	14,372
US Investigations Services, Inc., Term Loan B, 3.271% 20152,4,5	5,366	4,991
US Investigations Services, Inc. 10.50% 20151	8,925	8,434
US Investigations Services, Inc. 11.75% 20161	6,045	5,410
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	15,493	15,764
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.19% 20142,4,5	320	270
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.29% 20142,4,5	5,445	4,596
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20142,4,5	951	939
Hawker Beechcraft Acquisition Co., LLC 9.625% 20152,6	11,303	8,562
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	170	123
TransDigm Inc. 7.75% 20141	11,895	12,222
TransDigm Inc. 7.75% 2014	1,325	1,361
John Deere Capital Corp. 5.40% 2011	3,500	3,729
John Deere Capital Corp., Series D, 4.50% 2013	3,000	3,205
John Deere Capital Corp. 5.10% 2013	1,100	1,194
John Deere Capital Corp., Series D, 5.50% 2017	2,150	2,323
John Deere Capital Corp., Series D, 5.75% 2018	2,000	2,188
General Electric Capital Corp., Series A, 6.00% 2019	10,000	10,586
Honeywell International Inc. 5.00% 2019	8,725	9,090
Caterpillar Financial Services Corp. 4.30% 2010	2,400	2,414
Caterpillar Financial Services Corp., Series F, 5.125% 2011	500	530
Caterpillar Financial Services Corp., Series F, 4.85% 2012	210	226
Caterpillar Financial Services Corp., Series F, 5.50% 2016	2,550	2,773
Caterpillar Financial Services Corp., Series F, 7.15% 2019	1,850	2,181
Navistar International Corp. 8.25% 2021	7,650	7,841
RBS Global, Inc. and Rexnord LLC 9.50% 2014	4,525	4,729
RBS Global, Inc. and Rexnord LLC 8.875% 2016	850	788
Atlas Copco AB 5.60% 20171	4,525	4,697
Atrium Companies, Inc., Term Loan B, 11.75% 20122,4,5,6	4,911	4,521
Atrium Companies, Inc. 15.00% 20121,6	4,343	68
Oshkosh Corp. 8.25% 20171	2,100	2,179
Oshkosh Corp. 8.50% 20201	750	780
AMH Holdings, Inc. 9.875% 2016	2,250	2,441
Esterline Technologies Corp. 6.625% 2017	2,400	2,382
H&E Equipment Services, Inc. 8.375% 2016	1,750	1,702
B/E Aerospace 8.50% 2018	1,545	1,653
Esco Corp. 4.132% 20131,2	325	290
Esco Corp. 8.625% 20131	1,100	1,111
Sequa Corp., Term Loan B, 3.89% 20142,4,5	874	818
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	400	398
		522,064

Commercial & professional services — 0.21%
Nielsen Finance LLC, Term Loan A, 2.229% 20132,4,5	3,378	3,246
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	11,125	11,709
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,650	1,873
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20167	35,125	33,544
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	9,480	10,760
ARAMARK Corp., Term Loan B, 2.165% 20142,4,5	1,434	1,407
ARAMARK Corp., Letter of Credit, 2.276% 20142,4,5	94	93
ARAMARK Corp. 3.749% 20152	3,450	3,226
ARAMARK Corp. 8.50% 2015	9,450	9,710
ARAMARK Corp., Letter of Credit, 3.392% 20162,4,5	170	170
ARAMARK Corp., Term Loan B, 3.54% 20162,4,5	2,583	2,591
Allied Waste North America, Inc. 6.875% 2017	2,095	2,287
		80,616

UTILITIES — 3.05%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	46,750	51,229
National Rural Utilities Cooperative Finance Corp. 5.45% 2017	2,880	3,068
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	3,500	3,703
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	41,425	55,182
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	16,384
MidAmerican Energy Co. 5.125% 2013	7,500	8,118
PacifiCorp, First Mortgage Bonds, 5.45% 2013	2,875	3,155
MidAmerican Energy Co. 4.65% 2014	5,000	5,325
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	239
MidAmerican Energy Co. 5.95% 2017	3,000	3,250
MidAmerican Energy Co. 5.30% 2018	5,000	5,218
PacifiCorp., First Mortgage Bonds, 5.65% 2018	3,800	4,110
MidAmerican Energy Holdings Co. 5.75% 2018	47,700	50,488
MidAmerican Energy Holdings Co. 6.125% 2036	5,000	5,054
FirstEnergy Solutions Corp. 4.80% 2015	10,000	10,245
Ohio Edison Co. 6.40% 2016	13,750	15,118
Jersey Central Power & Light Co. 5.65% 2017	3,000	3,179
Pennsylvania Electric Co. 6.05% 2017	5,165	5,462
Cleveland Electric Illuminating Co. 8.875% 2018	24,600	30,598
Jersey Central Power & Light Co. 7.35% 2019	1,700	1,972
Toledo Edison Co. 7.25% 2020	10,000	11,584
Ohio Edison Co. 6.875% 2036	2,315	2,503
E.ON International Finance BV 5.80% 20181	70,625	76,488
Edison Mission Energy 7.50% 2013	5,000	4,363
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2009-B, 4.15% 2014	3,500	3,698
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	4,000	4,336
Edison Mission Energy 7.75% 2016	6,025	4,428
Midwest Generation, LLC, Series B, 8.56% 20164	15,902	16,281
Edison Mission Energy 7.00% 2017	6,825	4,795
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2008-B, 5.50% 2018	1,000	1,074
Edison Mission Energy 7.20% 2019	15,450	10,738
Homer City Funding LLC 8.734% 20264	13,550	13,075
Edison Mission Energy 7.625% 2027	6,900	4,451
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	3,500	3,455
Energy East Corp. 6.75% 2012	7,155	7,880
Iberdrola Finance Ireland 3.80% 20141	26,660	26,838
Scottish Power PLC 5.375% 2015	31,415	33,428
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	2,500	2,667
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	5,000	5,235
Consumers Energy Co. 5.65% 2018	18,325	19,320
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	30,575	33,287
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	2,380	2,695
Niagara Mohawk Power 3.553% 20141	15,690	15,766
National Grid PLC 6.30% 2016	37,605	41,868
National Grid Co. PLC 5.875% 2024	£170	269
Veolia Environnement 5.25% 2013	$18,235	19,590
Veolia Environnement 6.00% 2018	11,445	12,262
Veolia Environnement 6.125% 2033	€13,640	21,043
Israel Electric Corp. Ltd. 7.25% 20191	$29,800	32,419
Israel Electric Corp. 7.25% 2019	4,375	4,760
Israel Electric Corp. Ltd. 8.10% 20961	6,250	6,232
Enel Finance International 3.875% 20141	32,990	33,453
ENEL SpA 5.625% 2027	€5,760	8,588
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.729% 20142,4,5	$30,105	24,804
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	12,215	8,551
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	9,505	6,654
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013	5,000	5,473
Progress Energy, Inc. 6.05% 2014	2,100	2,313
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	6,607
Progress Energy Florida, Inc., First Mortgage Bonds, 5.65% 2018	3,150	3,416
Progress Energy, Inc. 7.05% 2019	15,175	17,152
AES Corp. 9.375% 2010	129	133
AES Corp. 8.75% 20131	624	636
AES Corp. 7.75% 2015	11,575	11,835
AES Corp. 8.00% 2017	10,000	10,200
AES Corp. 8.00% 2020	3,350	3,354
PSEG Power LLC 7.75% 2011	16,410	17,511
Public Service Electric and Gas Co., Series E, 5.30% 2018	4,990	5,272
PSEG Power LLC 8.625% 2031	2,360	3,030
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	4,275	4,618
Sierra Pacific Resources 8.625% 2014	900	927
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,781
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	4,975	5,405
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,025	11,008
Intergen Power 9.00% 20171	22,450	23,236
Ohio Power Co., Series H, 4.85% 2014	5,965	6,315
Ohio Power Co., Series K, 6.00% 2016	15,000	16,462
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016	3,350	3,418
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20161	1,475	1,505
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20171	12,000	12,247
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	2,700	2,756
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 20361	2,000	1,881
Electricité de France SA 5.50% 20141	1,300	1,429
Electricité de France SA 6.50% 20191	14,250	16,018
Electricité de France SA 4.60% 20201	1,600	1,580
AmerenEnergy Generating Co., Series D, 8.35% 2010	1,500	1,554
Union Electric Co. 4.65% 2013	3,000	3,172
Ameren Corp. 8.875% 2014	7,000	8,084
Union Electric Co. 5.40% 2016	5,750	5,942
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	6,418
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	10,936
Virginia Electric and Power Co., Series A, 6.00% 2037	1,250	1,294
Northern States Power Co., First Mortgage Bonds, 5.25% 2018	6,500	6,817
Public Service Co. of Colorado 5.80% 2018	6,300	6,845
Public Service Co. of Colorado 5.125% 2019	4,350	4,533
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,000	5,147
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	5,000	5,507
San Diego Gas & Electric Co., Series DDD, 6.00% 2026	5,000	5,364
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	2,000	2,059
Pacific Gas and Electric Co. 6.25% 2013	1,550	1,751
PG&E Corp. 5.75% 2014	2,000	2,187
Pacific Gas and Electric Co. 8.25% 2018	4,000	4,891
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	4,132
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 20284	10,687	11,369
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	9,900	11,256
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	4,500	4,500
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	5,000	5,476
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	9,000	9,576
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,709
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,576
NRG Energy, Inc. 7.25% 2014	2,900	2,929
NRG Energy, Inc. 7.375% 2016	5,500	5,473
NRG Energy, Inc. 7.375% 2017	700	695
SP PowerAssets Ltd. 5.00% 20131	8,000	8,569
Alabama Power Co., Series R, 4.70% 2010	2,250	2,308
Alabama Power Co., Series 2007-D, 4.85% 2012	1,550	1,674
Alabama Power Co., Series 2008-B, 5.80% 2013	4,000	4,481
Kern River Funding Corp. 4.893% 20181,4	7,191	7,243
Colbun SA 6.00% 20201	5,400	5,450
Florida Power & Light Co. 4.85% 2013	5,000	5,377
Korea East-West Power Co., Ltd. 4.875% 20111	5,000	5,047
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20181,4	2,414	2,437
		1,198,271

ENERGY — 3.01%
Kinder Morgan Energy Partners LP 6.75% 2011	3,500	3,678
Kinder Morgan Energy Partners LP 5.85% 2012	6,500	7,066
Kinder Morgan Energy Partners LP 5.00% 2013	14,279	15,321
Kinder Morgan Energy Partners LP 5.125% 2014	27,552	29,278
Kinder Morgan Energy Partners LP 5.625% 2015	14,100	15,306
Kinder Morgan Energy Partners LP 6.00% 2017	22,375	24,063
Kinder Morgan Energy Partners LP 9.00% 2019	8,545	10,679
Kinder Morgan Energy Partners LP 6.85% 2020	48,435	54,435
Enbridge Energy Partners, LP 5.875% 2016	3,500	3,827
Enbridge Energy Partners, LP, Series B, 6.50% 2018	39,955	44,271
Enbridge Energy Partners, LP 9.875% 2019	27,505	35,798
Enbridge Energy Partners, LP 5.20% 2020	2,500	2,516
Enbridge Energy Partners, LP, Series B, 7.50% 2038	32,200	37,818
Enbridge Energy Partners, LP 8.05% 20772	24,365	24,152
Shell International Finance B.V. 1.30% 2011	17,125	17,217
Shell International Finance BV 1.875% 2013	16,500	16,496
Shell International Finance BV 4.00% 2014	22,090	23,267
Shell International Finance B.V. 4.30% 2019	11,775	11,632
TransCanada PipeLines Ltd. 6.50% 2018	7,500	8,514
TransCanada PipeLines Ltd. 7.125% 2019	9,540	11,196
TransCanada PipeLines Ltd. 6.35% 20672	44,480	42,382
Enbridge Inc. 5.80% 2014	9,200	10,148
Enbridge Inc. 4.90% 2015	3,250	3,478
Enbridge Inc. 5.60% 2017	36,480	39,252
Rockies Express Pipeline LLC 6.25% 20131	10,750	11,706
Rockies Express Pipeline LLC 6.85% 20181	37,800	41,139
StatoilHydro ASA 2.90% 2014	15,360	15,376
StatoilHydro ASA 3.875% 2014	7,000	7,305
StatoilHydro ASA 5.125% 20141	13,070	14,165
StatoilHydro ASA 5.25% 2019	14,730	15,411
BP Capital Markets PLC 3.625% 20141	16,000	16,613
BP Capital Markets PLC 3.875% 2015	33,590	34,925
Gaz Capital SA, Series 13, 6.605% 2018	€8,200	11,769
Gaz Capital SA 6.51% 20221	$29,715	29,679
Gaz Capital SA, Series 9, 6.51% 2022	3,500	3,496
Gaz Capital SA 7.288% 20371	4,500	4,528
Petrobras International 5.75% 2020	24,640	25,367
Petrobras International 6.875% 2040	21,030	21,812
Williams Companies, Inc. 6.375% 20101	1,500	1,528
Transcontinental Gas Pipe Line Corp. 6.40% 2016	8,000	9,003
Williams Companies, Inc. 7.875% 2021	18,851	22,239
Williams Companies, Inc. 8.75% 2032	9,557	11,675
Devon Energy Corp. 5.625% 2014	14,750	16,145
Devon Energy Corp. 6.30% 2019	21,925	24,514
Devon Financing Corp. ULC 7.875% 2031	3,000	3,735
Ras Laffan Liquefied Natural Gas III 5.50% 20141	330	356
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 20144	800	878
Ras Laffan Liquefied Natural Gas III 5.832% 20164	2,000	2,140
Ras Laffan Liquefied Natural Gas III 6.75% 20191	3,500	3,930
Ras Laffan Liquefied Natural Gas II 5.298% 20201,4	24,470	25,223
Ras Laffan Liquefied Natural Gas III 5.838% 20271,4	10,000	9,731
Ras Laffan Liquefied Natural Gas III 6.332% 20274	2,000	2,063
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	5,725	6,066
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 20151	8,300	8,294
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	1,300	1,486
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 20201	20,125	20,205
Williams Partners L.P. and Williams Partners Finance Corp. 6.30% 20401	7,500	7,478
Husky Energy Inc. 6.25% 2012	1,760	1,911
Husky Energy Inc. 5.90% 2014	2,490	2,712
Husky Energy Inc. 6.20% 2017	16,415	17,851
Husky Energy Inc. 7.25% 2019	13,830	16,048
Husky Energy Inc. 6.80% 2037	2,000	2,179
Chevron Corp. 3.95% 2014	4,400	4,599
Chevron Corp. 4.95% 2019	31,830	33,697
Enterprise Products Operating LP 4.95% 2010	8,750	8,796
Enterprise Products Operating LP 7.50% 2011	5,000	5,235
Enterprise Products Operating LLC 5.65% 2013	17,850	19,288
Enterprise Products Operating LLC 7.00% 20672	1,770	1,629
Pemex Finance Ltd. 8.875% 20104	4,800	4,937
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 20174	11,700	14,108
Pemex Project Funding Master Trust 5.75% 2018	3,150	3,258
Pemex Project Funding Master Trust 6.625% 2035	3,500	3,452
Petroplus Finance Ltd. 6.75% 20141	6,500	5,882
Petroplus Finance Ltd. 7.00% 20171	17,675	15,289
Petroplus Finance Ltd. 9.375% 20191	3,650	3,340
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20144	10,904	11,687
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20141,4	7,499	8,038
Apache Corp. 6.00% 2013	2,420	2,713
Apache Corp. 5.625% 2017	7,200	7,920
Apache Corp. 6.90% 2018	7,145	8,374
Sunoco, Inc. 9.625% 2015	8,750	10,537
Total Capital 3.125% 2015	9,800	9,747
Qatar Petroleum 5.579% 20111,4	7,835	8,053
Teekay Corp. 8.50% 2020	6,375	6,694
Polar Tankers, Inc. 5.951% 20371,4	4,980	4,878
Gulfstream Natural Gas 5.56% 20151	3,500	3,737
General Maritime Corp. 12.00% 20171	3,400	3,655
Continental Resources 8.25% 2019	3,000	3,195
PETRONAS Capital Ltd. 7.00% 20121	2,250	2,480
Overseas Shipholding Group, Inc. 8.125% 2018	2,400	2,394
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 20101,4	1,917	1,905
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 20101,4	361	359
		1,182,347

TELECOMMUNICATION SERVICES — 2.86%
Verizon Communications Inc. 3.75% 2011	102,675	105,900
ALLTEL Corp. 7.00% 2012	18,299	20,354
Verizon Global Funding Corp. 7.375% 2012	9,500	10,764
Verizon Communications Inc. 5.25% 2013	$9,500	$10,386
Verizon Communications Inc. 5.55% 2014	4,710	5,152
Verizon Communications Inc. 8.50% 2018	16,000	19,994
Verizon Communications Inc. 8.75% 2018	28,000	35,182
Olivetti Finance NV 7.25% 2012	€8,830	13,126
Telecom Italia Capital SA 4.95% 2014	$9,867	10,132
Telecom Italia Capital SA 5.25% 2015	72,100	73,910
Telecom Italia Capital SA 6.999% 2018	24,825	26,890
Telecom Italia Capital SA 7.175% 2019	41,500	44,880
Telecom Italia SpA 7.75% 2033	€8,270	13,305
Telecom Italia Capital SA 7.20% 2036	$2,000	2,025
Telecom Italia Capital SA 7.721% 2038	15,000	16,141
SBC Communications Inc. 6.25% 2011	250	263
AT&T Wireless Services, Inc. 7.875% 2011	15,455	16,451
SBC Communications Inc. 5.875% 2012	20,337	22,242
AT&T Wireless Services, Inc. 8.125% 2012	12,630	14,259
AT&T Inc. 4.95% 2013	20,950	22,519
SBC Communications Inc. 5.10% 2014	4,745	5,139
SBC Communications Inc. 5.625% 2016	45,325	49,756
AT&T Inc. 5.60% 2018	6,620	7,083
SBC Communications Inc. 6.45% 2034	11,175	11,434
AT&T Inc. 6.55% 2039	12,000	12,657
France Télécom 7.75% 20112	32,000	33,981
France Télécom 4.375% 2014	19,110	20,163
France Télécom 5.375% 2019	25,440	26,895
Sprint Nextel Corp. 0.688% 20102	1,865	1,858
Sprint Capital Corp. 7.625% 2011	500	517
Sprint Capital Corp. 8.375% 2012	900	940
Nextel Communications, Inc., Series E, 6.875% 2013	22,330	21,883
Nextel Communications, Inc., Series F, 5.95% 2014	42,070	39,441
Nextel Communications, Inc., Series D, 7.375% 2015	12,300	11,747
Cricket Communications, Inc. 9.375% 2014	36,285	37,101
Cricket Communications, Inc. 10.00% 2015	1,000	1,045
Cricket Communications, Inc. 7.75% 2016	23,850	24,864
Vodafone Group PLC 5.625% 2017	20,505	21,973
Vodafone Group PLC 5.45% 2019	25,000	25,990
Deutsche Telekom International Finance BV 5.875% 2013	4,000	4,366
Deutsche Telekom International Finance BV 4.875% 2014	16,250	17,102
Deutsche Telekom International Finance BV 6.75% 2018	12,675	14,224
MetroPCS Wireless, Inc. 9.25% 2014	17,225	17,613
MetroPCS Wireless, Inc. 9.25% 2014	16,875	17,339
América Móvil, SAB de CV 5.00% 20201	6,700	6,639
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,872
América Móvil, SAB de CV 6.125% 20401	$19,695	19,344
Clearwire Communications LLC/Finance 12.00% 20151	16,900	17,323
Clearwire Communications LLC/Finance 12.00% 20151	4,500	4,613
Telefónica Emisiones, SAU 4.949% 2015	13,210	13,964
Telefónica Emisiones, SAU 6.421% 2016	5,750	6,396
American Tower Corp. 4.625% 2015	14,875	15,315
American Tower Corp. 7.00% 2017	3,950	4,434
Wind Acquisition SA 11.75% 20171	17,275	19,175
PCCW-HKT Capital Ltd. 8.00% 20111,2	15,000	16,250
Windstream Corp. 8.125% 2013	8,150	8,578
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	2,850	2,916
Windstream Corp. 8.625% 2016	3,300	3,391
Sorenson Communications 10.50% 20151	13,900	13,483
Intelsat, Ltd. 8.875% 2015	4,275	4,435
Intelsat Jackson Holding Co., Series B, 8.875% 20151	1,950	2,023
Intelsat Jackson Holding Co. 9.50% 2016	2,100	2,247
Intelsat Jackson Holding Co. 8.50% 20191	1,175	1,240
Digicel Group Ltd. 12.00% 20141	5,425	6,185
Digicel Group Ltd. 8.875% 20151	2,150	2,123
Digicel Group Ltd. 8.875% 2015	400	395
Digicel Group Ltd. 10.50% 20181	800	834
Koninklijke KPN NV 8.375% 2030	6,800	8,464
New Communications Holdings 7.875% 20151	1,525	1,575
New Communications Holdings 8.25% 20171	1,825	1,866
New Communications Holdings 8.50% 20201	2,900	2,936
New Communications Holdings 8.75% 20221	1,825	1,834
SK Telecom Co., Ltd. 4.25% 20111	6,000	6,127
Singapore Telecommunications Ltd. 6.375% 2011	3,475	3,749
Singapore Telecommunications Ltd. 6.375% 20111	2,050	2,212
Crown Castle International Corp. 9.00% 2015	3,750	4,069
Crown Castle International Corp. 7.75% 20171	1,050	1,150
SBA Telecommunications, Inc. 8.00% 20161	3,750	3,966
Orascom Telecom 7.875% 20141	3,275	3,119
Hawaiian Telcom Communications, Inc. 8.765% 20132,3	3,605	117
Hawaiian Telcom Communications, Inc. 9.75% 20133	7,715	251
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 20142,4,5,6	2,158	1,784
Hawaiian Telcom Communications, Inc., Series B, 12.50% 20153	3,050	—
Trilogy International Partners LLC, Term Loan B, 3.79% 20122,4,5	275	232
		1,125,612

HEALTH CARE — 2.69%
Pharmaceuticals, biotechnology & life sciences — 1.64%
Roche Holdings Inc. 5.00% 20141	45,250	49,018
Roche Holdings Inc. 6.00% 20191	87,930	97,548
Roche Holdings Inc. 7.00% 20391	11,060	13,203
Schering-Plough Corp. 5.30% 20132	14,559	16,186
Schering-Plough Corp. 5.375% 2014	€13,155	19,770
Merck & Co., Inc. 4.00% 2015	$5,000	5,243
Schering-Plough Corp. 6.00% 2017	49,240	55,496
Merck & Co., Inc. 5.00% 2019	27,420	28,725
Pfizer Inc. 4.45% 2012	11,040	11,708
Pfizer Inc. 5.35% 2015	5,125	5,653
Wyeth 5.50% 2016	15,000	16,754
Pfizer Inc. 6.20% 2019	56,000	63,361
Biogen Idec Inc. 6.00% 2013	36,525	39,529
Biogen Idec Inc. 6.875% 2018	27,000	29,636
Novartis Capital Corp. 1.90% 2013	23,000	23,004
Novartis Capital Corp. 4.125% 2014	13,525	14,333
Novartis Capital Corp. 2.90% 2015	7,750	7,705
Novartis Securities Investment Ltd. 5.125% 2019	17,530	18,613
GlaxoSmithKline Capital Inc. 4.85% 2013	20,000	21,694
GlaxoSmithKline Capital Inc. 5.65% 2018	15,000	16,314
GlaxoSmithKline Capital Inc. 6.375% 2038	15,000	16,601
Abbott Laboratories 5.125% 2019	29,250	30,865
Abbott Laboratories 6.00% 2039	6,040	6,416
Elan Finance PLC and Elan Finance Corp. 4.25% 20112	1,015	1,002
Elan Finance PLC and Elan Finance Corp. 4.377% 20132	5,135	4,647
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	11,010	11,395
Elan Finance PLC and Elan Finance Corp. 8.75% 20161	6,350	6,318
AstraZeneca PLC 5.40% 2012	12,000	13,112
Quintiles Transnational 9.50% 20141,2,6	1,980	2,025
		645,874

Health care equipment & services — 1.05%
Cardinal Health, Inc. 5.50% 2013	14,535	15,700
Cardinal Health, Inc. 4.00% 2015	13,340	13,442
Cardinal Health, Inc. 5.80% 2016	12,509	13,197
Cardinal Health, Inc. 5.85% 2017	15,525	16,502
Allegiance Corp. 7.00% 2026	9,635	9,929
Express Scripts Inc. 5.25% 2012	17,105	18,248
Express Scripts Inc. 6.25% 2014	28,133	31,198
Hospira, Inc. 5.90% 2014	4,510	4,918
Hospira, Inc. 6.40% 2015	3,010	3,342
Hospira, Inc. 6.05% 2017	32,765	35,242
Tenet Healthcare Corp. 7.375% 2013	8,195	8,318
Tenet Healthcare Corp. 9.25% 2015	7,170	7,555
Tenet Healthcare Corp. 8.875% 20191	17,760	19,314
UnitedHealth Group Inc. 5.25% 2011	2,463	2,558
UnitedHealth Group Inc. 6.00% 2017	24,920	26,748
UnitedHealth Group Inc. 5.80% 2036	1,000	939
Coventry Health Care, Inc. 5.875% 2012	1,000	1,036
Coventry Health Care, Inc. 6.30% 2014	13,395	13,708
Coventry Health Care, Inc. 5.95% 2017	11,440	10,932
Boston Scientific Corp. 4.50% 2015	4,530	4,346
Boston Scientific Corp. 6.25% 2015	11,115	11,312
Boston Scientific Corp. 6.00% 2020	7,860	7,439
Boston Scientific Corp. 7.375% 2040	575	544
PTS Acquisition Corp. 10.25% 20152,6	23,511	23,217
HCA Inc., Term Loan B1, 2.54% 20132,4,5	2,371	2,315
HCA Inc. 9.125% 2014	695	736
HCA Inc. 9.25% 2016	775	826
HCA Inc. 9.625% 20162,6	957	1,028
HCA Inc. 8.50% 20191	10,540	11,390
HCA Inc. 7.875% 20201	5,815	6,102
Aetna Inc. 5.75% 2011	17,500	18,353
VWR Funding, Inc. 10.25% 20152,6	17,089	18,200
Bausch & Lomb Inc. 9.875% 2015	13,625	14,477
HealthSouth Corp. 10.75% 2016	10,980	11,927
Surgical Care Affiliates, Inc. 8.875% 20151,2,6	3,927	3,976
Surgical Care Affiliates, Inc. 10.00% 20171	7,845	7,845
WellPoint, Inc. 5.00% 2011	1,000	1,029
WellPoint, Inc. 5.00% 2014	810	865
WellPoint, Inc. 5.25% 2016	6,455	6,814
Viant Holdings Inc. 10.125% 20171	2,929	2,936
Symbion Inc. 11.75% 20152,6	2,619	2,318
United Surgical Partners International Inc. 9.25% 20172,6	820	853
Team Finance LLC and Health Finance Corp. 11.25% 2013	775	814
CHS/Community Health Systems, Inc. 8.875% 2015	45	47
		412,535

CONSUMER STAPLES — 1.91%
Food & staples retailing — 1.12%
CVS Caremark Corp. 0.552% 20102	5,000	5,001
CVS Corp. 6.117% 20131,4	701	754
CVS Caremark Corp. 6.60% 2019	30,063	33,669
CVS Caremark Corp. 5.789% 20261,4	14,017	13,689
CVS Caremark Corp. 6.036% 20284	19,337	19,178
CVS Caremark Corp. 6.943% 20304	23,603	25,096
CVS Caremark Corp. 6.125% 2039	5,700	5,684
Kroger Co. 5.00% 2013	18,000	19,179
Kroger Co. 7.50% 2014	12,080	13,960
Kroger Co. 3.90% 2015	3,455	3,502
Kroger Co. 6.40% 2017	48,190	53,656
Kroger Co. 6.15% 2020	6,190	6,732
Delhaize Group 5.875% 2014	6,890	7,540
Delhaize Group 6.50% 2017	26,205	28,983
Delhaize America, Inc. 9.00% 2031	6,850	8,737
Safeway Inc. 6.25% 2014	3,825	4,255
Safeway Inc. 6.35% 2017	20,000	22,184
Safeway Inc. 5.00% 2019	15,000	15,161
Safeway Inc. 7.45% 2027	2,170	2,495
Safeway Inc. 7.25% 2031	520	596
Wal-Mart Stores, Inc. 2.875% 2015	11,550	11,555
Wal-Mart Stores, Inc. 5.375% 2017	4,500	4,940
Wal-Mart Stores, Inc. 5.80% 2018	12,800	14,308
Wal-Mart Stores, Inc. 5.25% 2035	3,800	3,643
SUPERVALU INC. 7.50% 2012	365	391
Albertson's, Inc. 7.25% 2013	3,950	4,167
SUPERVALU INC. 7.50% 2014	830	847
SUPERVALU INC. 8.00% 2016	20,525	20,884
Albertson's, Inc. 8.00% 2031	3,700	3,201
Tesco PLC 5.50% 20171	25,325	27,180
Stater Bros. Holdings Inc. 8.125% 2012	5,275	5,328
Stater Bros. Holdings Inc. 7.75% 2015	12,025	12,205
Duane Reade Inc. 11.75% 2015	12,687	16,128
Tops Markets 10.125% 20151	13,075	13,663
Walgreen Co. 4.875% 2013	5,000	5,448
Costco Wholesale Corp. 5.30% 2012	3,000	3,224
Ingles Markets, Inc. 8.875% 2017	2,550	2,678
		439,841

Food, beverage & tobacco — 0.79%
Anheuser-Busch InBev NV 2.50% 20131	5,000	5,013
Anheuser-Busch InBev NV 7.20% 20141	25,000	28,665
Anheuser-Busch InBev NV 3.625% 20151	27,750	28,040
Anheuser-Busch InBev NV 4.125% 2015	37,375	38,497
Anheuser-Busch InBev NV 8.625% 2017	€2,500	4,356
Anheuser-Busch InBev NV 6.875% 20191	$7,740	8,903
Anheuser-Busch InBev NV 7.75% 20191	18,367	21,881
Anheuser-Busch InBev NV 5.00% 20201	2,500	2,513
Anheuser-Busch InBev NV 5.375% 2020	17,600	18,190
Kraft Foods Inc. 2.625% 2013	10,215	10,300
Kraft Foods Inc. 4.125% 2016	5,000	5,073
Kraft Foods Inc. 5.375% 2020	20,000	20,366
Altria Group, Inc. 9.70% 2018	7,925	9,760
Altria Group, Inc. 9.25% 2019	20,550	25,012
PepsiCo, Inc. 3.10% 2015	22,000	22,258
British American Tobacco International Finance PLC 9.50% 20181	13,000	16,862
Smithfield Foods, Inc., Series B, 7.75% 2013	150	152
Smithfield Foods, Inc. 10.00% 20141	8,150	9,128
Smithfield Foods, Inc. 7.75% 2017	3,825	3,777
Constellation Brands, Inc. 8.375% 2014	2,075	2,254
Constellation Brands, Inc. 7.25% 2017	9,945	10,243
Coca-Cola Co. 4.875% 2019	7,500	7,814
CEDC Finance Corp. 9.125% 20161	3,500	3,710
Tyson Foods, Inc. 10.50% 2014	1,700	2,027
Tyson Foods, Inc. 7.85% 20162	1,000	1,080
BFF International Ltd. 7.25% 20201	2,000	2,040
Diageo Capital PLC 5.75% 2017	1,437	1,559
TreeHouse Foods, Inc. 7.75% 2018	1,200	1,248
Cott Beverages Inc. 8.375% 20171	1,000	1,035
		311,756

Household & personal products — 0.00%
Elizabeth Arden, Inc. 7.75% 2014	1,625	1,637
Procter & Gamble Co. 3.50% 2015	150	154
		1,791

INFORMATION TECHNOLOGY — 1.15%
Semiconductors & semiconductor equipment — 0.62%
NXP BV and NXP Funding LLC 3.001% 20132	17,595	16,561
NXP BV and NXP Funding LLC 3.434% 20132	€6,075	7,604
NXP BV and NXP Funding LLC 10.00% 20139	$6,882	7,364
NXP BV and NXP Funding LLC 7.875% 2014	25,085	24,583
NXP BV and NXP Funding LLC 8.625% 2015	€11,375	14,469
NXP BV and NXP Funding LLC 9.50% 2015	$20,170	20,019
Freescale Semiconductor, Inc. 8.875% 2014	21,150	20,304
Freescale Semiconductor, Inc. 9.875% 20142,6	24,340	23,488
Freescale Semiconductor, Inc., Term Loan B, 12.50% 20144,5	18,575	19,171
Freescale Semiconductor, Inc., Term Loan, 4.479% 20162,4,5	4,256	4,007
Freescale Semiconductor, Inc. 10.125% 2016	10,792	9,605
Freescale Semiconductor, Inc. 10.125% 20181	6,925	7,488
KLA-Tencor Corp. 6.90% 2018	33,300	36,179
National Semiconductor Corp. 6.15% 2012	3,850	4,165
National Semiconductor Corp. 6.60% 2017	23,000	25,008
Advanced Micro Devices, Inc. 8.125% 20171	3,075	3,183
		243,198

Technology hardware & equipment — 0.32%
Hewlett-Packard Co. 4.25% 2012	2,750	2,906
Electronic Data Systems Corp., Series B, 6.00% 20132	28,625	32,045
Hewlett-Packard Co. 4.75% 2014	4,500	4,863
Hewlett-Packard Co. 5.50% 2018	2,750	2,993
Electronic Data Systems Corp. 7.45% 2029	4,520	5,435
Sanmina-SCI Corp. 6.75% 2013	2,975	2,990
Sanmina-SCI Corp. 3.007% 20141,2	11,346	10,779
Sanmina-SCI Corp. 8.125% 2016	12,490	12,631
Cisco Systems, Inc. 2.90% 2014	10,125	10,263
Cisco Systems, Inc. 5.50% 2016	2,000	2,231
Cisco Systems, Inc. 4.95% 2019	3,500	3,646
Cisco Systems, Inc. 4.45% 2020	2,500	2,491
International Business Machines Corp. 4.75% 2012	4,000	4,330
International Business Machines Corp. 5.70% 2017	4,500	4,995
International Business Machines Corp. 5.60% 2039	7,000	7,086
Jabil Circuit, Inc. 8.25% 2018	13,225	14,349
		124,033

Software & services — 0.21%
First Data Corp., Term Loan B2, 3.032% 20142,4,5	17,358	15,386
First Data Corp. 9.875% 2015	12,625	10,952
First Data Corp. 9.875% 2015	2,975	2,581
SunGard Data Systems Inc. 9.125% 2013	17,613	18,141
Oracle Corp. 3.75% 2014	16,600	17,340
Serena Software, Inc. 10.375% 2016	11,262	11,037
Ceridian Corp. 11.25% 2015	7,450	7,171
		82,608

MATERIALS — 1.08%
Rio Tinto Finance (USA) Ltd. 5.875% 2013	50,500	55,551
Rio Tinto Finance (USA) Ltd. 8.95% 2014	4,000	4,824
Rio Tinto Finance (USA) Ltd. 6.50% 2018	11,800	13,303
Rio Tinto Finance (USA) Ltd. 9.00% 2019	14,420	18,538
Rio Tinto Finance (USA) Ltd. 7.125% 2028	2,000	2,295
Dow Chemical Co. 7.60% 2014	21,250	24,281
Dow Chemical Co. 5.70% 2018	1,700	1,766
Dow Chemical Co. 8.55% 2019	25,170	30,499
Dow Chemical Co. 9.40% 2039	1,350	1,815
International Paper Co. 7.40% 2014	28,490	32,292
International Paper Co. 7.95% 2018	3,970	4,645
International Paper Co. 9.375% 2019	2,470	3,093
International Paper Co. 7.50% 2021	4,330	4,930
International Paper Co. 7.30% 2039	5,465	5,859
Nalco Co. 8.875% 2013	5,650	5,848
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	2,254	2,333
Nalco Co., Term Loan B, 5.75% 20162,4,5	734	743
Nalco Co. 8.25% 20171	15,000	16,013
BHP Billiton Finance (USA) Ltd. 5.50% 2014	18,295	20,149
CEMEX Finance LLC 9.50% 20161	9,450	9,828
CEMEX Finance LLC 9.50% 2016	5,925	6,162
C5 Capital (SPV) Ltd. 6.196% (undated)1,2	100	70
C8 Capital (SPV) Ltd. 6.64% (undated)2	350	244
C10 Capital (SPV) Ltd. 6.722% (undated)1,2	950	676
C10 Capital (SPV) Ltd. 6.722% (undated)2	100	71
Freeport-McMoRan Copper & Gold Inc. 3.881% 20152	4,011	4,056
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	3,000	3,270
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	7,500	8,355
Owens-Brockway Glass Container Inc. 8.25% 2013	2,900	2,951
Owens-Brockway Glass Container Inc. 6.75% 2014	325	333
Owens-Brockway Glass Container Inc. 7.375% 2016	10,545	11,125
Georgia Gulf Corp. 9.00% 20171	12,975	13,640
Smurfit Kappa Acquisition 7.25% 2017	€2,200	3,079
Smurfit Kappa Acquisition 7.75% 2019	6,570	9,302
Smurfit Capital Funding PLC 7.50% 2025	$800	704
Gerdau Holdings Inc. 7.00% 20201	12,000	12,720
Reynolds Group 7.75% 20161	11,925	12,313
CRH America Inc. 6.95% 2012	1,590	1,729
CRH Finance BV 7.375% 20142	€4,394	6,832
CRH America, Inc. 8.125% 2018	$3,140	3,703
Ball Corp. 7.125% 2016	4,990	5,327
Ball Corp. 7.375% 2019	3,480	3,684
Ball Corp. 6.75% 2020	1,390	1,421
Teck Resources Ltd. 9.75% 2014	8,000	9,520
Plastipak Holdings, Inc. 8.50% 20151	7,165	7,326
Newpage Corp. 11.375% 2014	4,795	4,795
Praxair, Inc. 4.375% 2014	1,850	1,971
Praxair, Inc. 4.625% 2015	2,500	2,667
Rockwood Specialties Group, Inc. 7.50% 2014	3,345	3,395
Rockwood Specialties Group, Inc. 7.625% 2014	€500	694
Arbermarle Corp. 5.10% 2015	$3,656	3,828
Airgas, Inc. 7.125% 20181	3,000	3,311
Yara International ASA 7.875% 20191	2,675	3,126
Georgia-Pacific Corp. 8.125% 2011	2,065	2,179
E.I. du Pont de Nemours and Co. 5.25% 2016	2,000	2,161
ICI Wilmington, Inc. 5.625% 2013	2,000	2,140
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,600	1,575
Graphic Packaging International, Inc. 9.50% 2017	1,195	1,282
Lubrizol Corp. 8.875% 2019	1,000	1,263
Rock-Tenn Co. 9.25% 2016	535	586
Rock-Tenn Co. 9.25% 20161	515	564
LBI Escrow Corp 8.00% 20171	900	935
Solutia Inc. 8.75% 2017	610	647
		424,337

Total corporate bonds & notes		12,899,411

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 30.25%
U.S. Treasury 0.875% 201010	26,762	26,772
U.S. Treasury 2.00% 2010	30,000	30,261
U.S. Treasury 0.875% 2011	30,000	30,131
U.S. Treasury 1.00% 2011	129,450	130,127
U.S. Treasury 1.00% 2011	23,975	24,087
U.S. Treasury 1.125% 2011	262,675	263,865
U.S. Treasury 2.375% 201110	20,904	21,592
U.S. Treasury 4.50% 2011	27,475	28,500
U.S. Treasury 4.625% 2011	133,500	142,214
U.S. Treasury 4.875% 2011	20,000	20,946
U.S. Treasury 5.125% 2011	20,000	21,140
U.S. Treasury 1.375% 2012	125,830	126,119
U.S. Treasury 1.375% 2012	70,525	70,514
U.S. Treasury 1.75% 2012	50,000	50,619
U.S. Treasury 4.25% 2012	100,000	107,301
U.S. Treasury 4.50% 2012	15,000	16,041
U.S. Treasury 4.875% 2012	130,855	140,455
U.S. Treasury 1.875% 201310	29,492	31,215
U.S. Treasury 2.00% 2013	220,920	221,326
U.S. Treasury 2.75% 2013	80,140	82,475
U.S. Treasury 2.75% 2013	50,000	51,754
U.S. Treasury 3.125% 2013	50,000	52,178
U.S. Treasury 3.375% 2013	175,260	184,454
U.S. Treasury 3.50% 2013	15,825	16,724
U.S. Treasury 3.625% 2013	50,400	53,475
U.S. Treasury 3.875% 2013	100,000	106,730
U.S. Treasury 4.25% 2013	680,808	736,893
U.S. Treasury 1.75% 2014	117,155	115,837
U.S. Treasury 1.75% 2014	81,855	80,640
U.S. Treasury 1.875% 2014	106,875	105,986
U.S. Treasury 1.875% 2014	100,000	98,801
U.S. Treasury 2.00% 201410	11,494	12,236
U.S. Treasury 2.00% 201410	60,124	63,889
U.S. Treasury 2.25% 2014	111,500	111,662
U.S. Treasury 2.625% 2014	232,175	235,367
U.S. Treasury 2.625% 2014	57,620	58,041
U.S. Treasury 1.625% 201510	72,847	76,101
U.S. Treasury 2.25% 2015	11,150	11,030
U.S. Treasury 4.00% 2015	262,085	280,646
U.S. Treasury 4.125% 2015	160,635	172,795
U.S. Treasury 4.25% 2015	154,000	166,295
U.S. Treasury 11.25% 2015	99,020	139,030
U.S. Treasury 2.375% 2016	223,250	215,959
U.S. Treasury 2.625% 2016	389,250	381,084
U.S. Treasury 2.625% 2016	50,000	49,150
U.S. Treasury 3.00% 2016	222,805	221,194
U.S. Treasury 3.125% 2016	73,750	73,505
U.S. Treasury 3.25% 2016	208,000	208,302
U.S. Treasury 3.25% 2016	203,415	205,998
U.S. Treasury 3.25% 2016	148,500	150,055
U.S. Treasury 5.125% 2016	56,500	63,419
U.S. Treasury 7.25% 2016	25,000	31,049
U.S. Treasury 7.50% 2016	15,250	19,269
U.S. Treasury 2.375% 201710	30,244	32,710
U.S. Treasury 3.25% 2017	20,000	19,970
U.S. Treasury 4.50% 2017	153,250	165,485
U.S. Treasury 4.625% 2017	72,850	79,387
U.S. Treasury 8.75% 2017	25,000	33,805
U.S. Treasury 8.875% 2017	176,295	240,815
U.S. Treasury 3.50% 2018	897,810	900,611
U.S. Treasury 3.75% 2018	535,825	539,951
U.S. Treasury 3.875% 2018	107,500	110,221
U.S. Treasury 4.00% 2018	50,575	52,102
U.S. Treasury 2.75% 2019	11,600	10,768
U.S. Treasury 3.125% 2019	887,932	845,755
U.S. Treasury 3.375% 2019	4,000	3,860
U.S. Treasury 3.625% 2019	431,200	425,995
U.S. Treasury 8.125% 2019	20,000	26,906
U.S. Treasury 3.625% 2020	190,000	186,780
U.S. Treasury 8.50% 2020	31,900	44,137
U.S. Treasury 8.00% 2021	4,000	5,452
U.S. Treasury 7.125% 2023	25,000	32,230
U.S. Treasury 7.50% 2024	18,575	24,951
U.S. Treasury 6.875% 2025	93,610	119,667
U.S. Treasury 6.00% 2026	39,300	46,368
U.S. Treasury 4.50% 2036	356,707	348,542
U.S. Treasury 4.375% 2038	127,525	121,308
U.S. Treasury 3.50% 2039	17,265	13,975
U.S. Treasury 4.25% 2039	11,570	10,721
U.S. Treasury 4.375% 2039	5,000	4,728
U.S. Treasury 4.50% 2039	141,210	136,389
U.S. Treasury 4.625% 2040	73,750	72,689
Federal Home Loan Bank 1.125% 2012	23,000	22,964
Federal Home Loan Bank 1.75% 2012	69,000	69,676
Federal Home Loan Bank, Series 363, 4.50% 2012	50,000	53,814
Federal Home Loan Bank 3.625% 2013	100,000	105,414
Federal Home Loan Bank 5.375% 2016	25,000	27,954
Fannie Mae 1.75% 2011	30,000	30,307
Fannie Mae 6.125% 2012	20,000	21,944
Fannie Mae 1.75% 2013	90,000	89,903
Fannie Mae 2.50% 2014	17,250	17,336
Fannie Mae 2.625% 2014	12,000	11,985
Fannie Mae 3.00% 2014	13,500	13,758
Fannie Mae 5.375% 2017	17,000	18,855
Freddie Mac 5.25% 2011	20,000	21,180
Freddie Mac 1.75% 2012	60,000	60,649
Freddie Mac 2.125% 2012	20,000	20,338
Freddie Mac 2.50% 2014	37,000	37,225
Freddie Mac 5.50% 2016	30,000	33,716
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.25% 2011	10,000	10,063
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.25% 20122	50,000	49,987
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 0.271% 20122	11,020	11,036
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,244
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,175
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,119
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	11,000	11,187
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	12,550	12,775
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	8,250	8,305
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.80% 2011	9,665	9,789
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	40,000	40,546
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	29,250	29,875
CoBank ACB 7.875% 20181	22,115	23,918
CoBank ACB 0.857% 20221,2	46,470	33,663
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 1.75% 2012	15,000	15,077
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 2.20% 2012	20,000	20,305
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	25,000	25,945
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	20,000	20,282
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	17,500	17,916
Federal Agricultural Mortgage Corp. 4.875% 20111	10,000	10,346
Federal Agricultural Mortgage Corp. 5.125% 20171	5,000	5,272
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,050
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,154
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	10,000	10,345
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	7,500	7,716
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,341
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,687
		11,897,662

MORTGAGE-BACKED OBLIGATIONS — 23.01%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS4 — 17.35%
Fannie Mae 4.89% 2012	25,000	26,349
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	5,182	5,566
Fannie Mae 4.00% 2019	24,987	25,919
Fannie Mae 4.50% 2019	15,883	16,707
Fannie Mae 4.50% 2019	15,083	15,874
Fannie Mae 5.50% 2019	143	154
Fannie Mae 5.50% 2020	12,096	13,033
Fannie Mae 5.50% 2020	1,387	1,494
Fannie Mae 11.231% 20202	197	224
Fannie Mae 4.50% 2021	61,464	64,535
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	16,547	17,172
Fannie Mae 5.50% 2022	1,640	1,757
Fannie Mae 5.50% 2022	734	786
Fannie Mae 6.00% 2022	1,776	1,917
Fannie Mae 4.50% 2023	20,846	21,670
Fannie Mae 5.00% 2023	14,560	15,378
Fannie Mae 5.00% 2023	14,079	14,870
Fannie Mae 5.00% 2023	11,851	12,517
Fannie Mae 5.00% 2023	10,195	10,768
Fannie Mae 5.00% 2023	9,817	10,369
Fannie Mae 5.00% 2023	8,864	9,362
Fannie Mae 5.00% 2023	7,016	7,410
Fannie Mae 5.00% 2023	6,623	6,998
Fannie Mae 5.00% 2023	2,554	2,698
Fannie Mae 5.50% 2023	37,517	40,149
Fannie Mae 5.50% 2023	32,572	34,908
Fannie Mae 5.50% 2023	2,390	2,560
Fannie Mae 5.50% 2023	1,834	1,964
Fannie Mae 6.00% 2023	3,555	3,842
Fannie Mae 4.00% 2024	126,048	128,071
Fannie Mae 4.00% 2024	47,341	48,119
Fannie Mae 4.00% 2024	46,922	47,693
Fannie Mae 4.00% 2024	45,264	46,008
Fannie Mae 4.00% 2024	34,773	35,345
Fannie Mae 4.00% 2024	22,924	23,292
Fannie Mae 4.00% 2024	22,877	23,253
Fannie Mae 4.00% 2024	22,869	23,245
Fannie Mae 4.00% 2024	11,153	11,336
Fannie Mae 4.50% 2024	125,501	130,281
Fannie Mae 4.50% 2024	50,435	52,405
Fannie Mae 4.50% 2024	47,860	49,683
Fannie Mae 4.50% 2024	46,113	47,869
Fannie Mae 4.50% 2024	44,762	46,511
Fannie Mae 4.50% 2024	44,136	45,817
Fannie Mae 4.50% 2024	37,581	39,013
Fannie Mae 4.50% 2024	29,856	31,022
Fannie Mae 4.50% 2024	28,888	30,017
Fannie Mae 4.50% 2024	26,215	27,239
Fannie Mae 4.50% 2024	22,635	23,530
Fannie Mae 4.50% 2024	17,100	17,768
Fannie Mae 4.50% 2024	15,881	16,501
Fannie Mae 4.50% 2024	12,349	12,832
Fannie Mae 4.50% 2024	8,234	8,555
Fannie Mae 4.50% 2024	7,901	8,210
Fannie Mae 4.50% 2024	7,117	7,395
Fannie Mae 4.50% 2024	5,611	5,830
Fannie Mae 4.50% 2024	4,182	4,346
Fannie Mae 4.50% 2024	1,028	1,068
Fannie Mae 4.50% 2024	867	901
Fannie Mae 5.00% 2024	41,785	44,132
Fannie Mae 5.50% 2024	33,021	35,338
Fannie Mae 5.50% 2024	23,326	24,941
Fannie Mae 6.00% 2024	10,011	10,736
Fannie Mae 4.00% 2025	31,884	32,408
Fannie Mae 4.00% 2025	5,151	5,235
Fannie Mae 4.00% 2025	4,309	4,380
Fannie Mae, Series 2001-4, Class GA, 9.969% 20252	386	442
Fannie Mae, Series 2001-4, Class NA, 11.80% 20252	1,379	1,556
Fannie Mae 4.641% 20262	396	413
Fannie Mae 6.00% 2026	23,811	25,534
Fannie Mae 5.50% 2027	16,846	17,874
Fannie Mae 6.00% 2028	6,334	6,757
Fannie Mae 6.00% 2028	5,972	6,405
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	1,742	1,333
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	575	656
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	4,767	5,163
Fannie Mae, Series 2001-20, Class E, 9.622% 20312	67	76
Fannie Mae 6.50% 2032	577	627
Fannie Mae 5.50% 2033	25,095	26,589
Fannie Mae 6.50% 2034	866	939
Fannie Mae 4.601% 20352	8,556	8,856
Fannie Mae 5.00% 2035	38,001	39,356
Fannie Mae 5.50% 2035	32,319	34,162
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	5,353	5,743
Fannie Mae 6.50% 2035	8,270	9,089
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	7,696	6,493
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	7,136	5,900
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,614	1,328
Fannie Mae 5.00% 2036	102,416	105,940
Fannie Mae 5.00% 2036	4,616	4,775
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	6,507	6,905
Fannie Mae 6.00% 2036	51,806	55,303
Fannie Mae 6.00% 2036	19,703	20,945
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	17,938	19,266
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	15,988	17,128
Fannie Mae 6.00% 2036	9,419	10,006
Fannie Mae 6.00% 2036	6,511	6,950
Fannie Mae 6.50% 2036	20,139	21,721
Fannie Mae 6.50% 2036	19,815	21,372
Fannie Mae 6.50% 2036	11,747	12,767
Fannie Mae 6.50% 2036	4,390	4,735
Fannie Mae 7.00% 2036	1,615	1,788
Fannie Mae 7.00% 2036	1,239	1,375
Fannie Mae 7.50% 2036	1,297	1,415
Fannie Mae 7.50% 2036	532	580
Fannie Mae 8.00% 2036	1,685	1,852
Fannie Mae 5.263% 20372	1,495	1,576
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	26,492	28,503
Fannie Mae 5.505% 20372	19,175	20,109
Fannie Mae 5.599% 20372	9,984	10,415
Fannie Mae 5.614% 20372	33,409	35,186
Fannie Mae 5.694% 20372	15,715	16,399
Fannie Mae 5.789% 20372	17,450	18,448
Fannie Mae 5.99% 20372	22,587	23,559
Fannie Mae 6.00% 2037	102,951	109,548
Fannie Mae 6.00% 2037	66,071	70,027
Fannie Mae 6.00% 2037	40,409	42,829
Fannie Mae 6.00% 2037	38,602	40,913
Fannie Mae 6.00% 2037	32,393	34,332
Fannie Mae 6.00% 2037	27,516	29,279
Fannie Mae 6.00% 2037	18,711	19,831
Fannie Mae 6.00% 2037	10,722	11,365
Fannie Mae 6.00% 2037	10,162	10,618
Fannie Mae 6.00% 2037	6,885	7,194
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	3,639	3,910
Fannie Mae 6.00% 2037	131	139
Fannie Mae 6.061% 20372	14,400	15,052
Fannie Mae 6.50% 2037	25,598	27,608
Fannie Mae 6.50% 2037	22,619	24,396
Fannie Mae 6.50% 2037	20,093	21,420
Fannie Mae 6.50% 2037	19,003	20,624
Fannie Mae 6.50% 2037	18,320	19,884
Fannie Mae 6.50% 2037	1,455	1,569
Fannie Mae 7.00% 2037	26,314	28,507
Fannie Mae 7.00% 2037	9,956	10,786
Fannie Mae 7.00% 2037	9,917	10,744
Fannie Mae 7.00% 2037	1,468	1,628
Fannie Mae 7.00% 2037	1,442	1,599
Fannie Mae 7.00% 2037	820	896
Fannie Mae 7.00% 2037	653	714
Fannie Mae 7.50% 2037	5,397	5,897
Fannie Mae 7.50% 2037	3,339	3,642
Fannie Mae 7.50% 2037	3,094	3,374
Fannie Mae 7.50% 2037	2,106	2,297
Fannie Mae 7.50% 2037	1,701	1,855
Fannie Mae 7.50% 2037	1,456	1,588
Fannie Mae 7.50% 2037	1,396	1,522
Fannie Mae 7.50% 2037	1,309	1,428
Fannie Mae 7.50% 2037	1,242	1,355
Fannie Mae 7.50% 2037	1,118	1,219
Fannie Mae 7.50% 2037	1,069	1,166
Fannie Mae 7.50% 2037	1,055	1,151
Fannie Mae 7.50% 2037	1,003	1,094
Fannie Mae 7.50% 2037	723	788
Fannie Mae 7.50% 2037	719	784
Fannie Mae 7.50% 2037	571	622
Fannie Mae 7.50% 2037	494	539
Fannie Mae 7.50% 2037	491	537
Fannie Mae 7.50% 2037	437	481
Fannie Mae 7.50% 2037	399	436
Fannie Mae 8.00% 2037	2,351	2,592
Fannie Mae 8.00% 2037	1,930	2,080
Fannie Mae 8.00% 2037	1,669	1,798
Fannie Mae 8.00% 2037	1,485	1,638
Fannie Mae 8.00% 2037	1,147	1,261
Fannie Mae 5.011% 20382	15,250	15,915
Fannie Mae 5.309% 20382	11,751	12,429
Fannie Mae 5.50% 2038	231,275	244,058
Fannie Mae 5.50% 2038	48,614	51,280
Fannie Mae 5.50% 2038	38,817	40,873
Fannie Mae 5.50% 2038	35,986	37,892
Fannie Mae 5.50% 2038	31,996	33,831
Fannie Mae 5.50% 2038	31,512	33,254
Fannie Mae 5.50% 2038	31,121	32,827
Fannie Mae 5.50% 2038	22,998	24,269
Fannie Mae 5.50% 2038	12,937	13,652
Fannie Mae 5.50% 2038	10,769	11,360
Fannie Mae 5.50% 2038	9,346	9,863
Fannie Mae 5.50% 2038	1,250	1,319
Fannie Mae 5.50% 2038	399	421
Fannie Mae 5.50% 2038	317	335
Fannie Mae 5.551% 20382	2,144	2,253
Fannie Mae 5.692% 20382	16,582	17,379
Fannie Mae 5.736% 20382	23,553	24,822
Fannie Mae 6.00% 2038	57,693	61,390
Fannie Mae 6.00% 2038	31,745	33,646
Fannie Mae 6.00% 2038	31,047	33,021
Fannie Mae 6.00% 2038	28,457	30,281
Fannie Mae 6.00% 2038	24,666	26,247
Fannie Mae 6.00% 2038	22,046	23,366
Fannie Mae 6.00% 2038	21,442	22,726
Fannie Mae 6.00% 2038	16,184	17,153
Fannie Mae 6.00% 2038	14,478	15,345
Fannie Mae 6.00% 2038	9,918	10,512
Fannie Mae 6.00% 2038	9,438	10,038
Fannie Mae 6.00% 2038	8,201	8,723
Fannie Mae 6.00% 2038	7,812	8,312
Fannie Mae 6.50% 2038	152,186	165,171
Fannie Mae 6.50% 2038	36,115	39,189
Fannie Mae 3.611% 20392	45,023	46,342
Fannie Mae 3.614% 20392	19,006	19,580
Fannie Mae 3.623% 20392	41,974	43,222
Fannie Mae 3.635% 20392	22,607	23,291
Fannie Mae 3.643% 20392	35,306	36,397
Fannie Mae 3.652% 20392	34,173	35,202
Fannie Mae 3.745% 20392	9,051	9,360
Fannie Mae 3.763% 20392	14,433	14,919
Fannie Mae 3.782% 20392	43,397	44,636
Fannie Mae 3.808% 20392	12,861	13,306
Fannie Mae 3.831% 20392	11,214	11,612
Fannie Mae 3.842% 20392	10,056	10,417
Fannie Mae 3.884% 20392	4,872	5,046
Fannie Mae 3.896% 20392	9,261	9,520
Fannie Mae 3.91% 20392	17,747	18,400
Fannie Mae 3.946% 20392	21,639	22,454
Fannie Mae 3.951% 20392	3,530	3,665
Fannie Mae 4.50% 2039	92,541	92,885
Fannie Mae 4.50% 2039	23,145	23,233
Fannie Mae 5.00% 2039	87,262	90,146
Fannie Mae 5.00% 2039	46,485	48,022
Fannie Mae 5.00% 2039	39,558	40,865
Fannie Mae 5.135% 20392	22,033	23,280
Fannie Mae 5.50% 2039	28,361	29,926
Fannie Mae 6.00% 2039	19,825	21,012
Fannie Mae 6.00% 2039	8,505	9,046
Fannie Mae 6.00% 2039	8,009	8,489
Fannie Mae 6.00% 2039	962	1,019
Fannie Mae 3.62% 20402	34,223	35,243
Fannie Mae 5.00% 2040	113,110	116,238
Fannie Mae 5.00% 2040	7,578	7,829
Fannie Mae 5.50% 2040	79,000	82,975
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	5,395	5,985
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,707	1,874
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	3,097	3,533
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	3,671	4,189
Fannie Mae 6.00% 2047	1,094	1,143
Fannie Mae 6.50% 2047	1,200	1,275
Fannie Mae 6.50% 2047	1,183	1,257
Fannie Mae 6.50% 2047	318	339
Fannie Mae 7.00% 2047	5,245	5,682
Fannie Mae 7.00% 2047	448	485
Fannie Mae 7.50% 2047	1,446	1,574
Fannie Mae 7.50% 2047	703	766
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,583
Freddie Mac 5.50% 2019	6,545	7,060
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,430	1,457
Freddie Mac, Series 2922, Class EL, 4.50% 2023	26,252	27,137
Freddie Mac 5.00% 2023	10,459	11,050
Freddie Mac 5.00% 2023	437	461
Freddie Mac 5.00% 2023	66	70
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,539	1,708
Freddie Mac 4.50% 2024	30,611	31,802
Freddie Mac 4.50% 2024	30,185	31,360
Freddie Mac 4.50% 2024	6,320	6,566
Freddie Mac 5.00% 2024	29,993	31,722
Freddie Mac 4.00% 2025	58,500	59,368
Freddie Mac 4.00% 2025	54,750	55,658
Freddie Mac 6.00% 2026	19,726	21,369
Freddie Mac 6.00% 2026	15,383	16,664
Freddie Mac 5.50% 2027	10,267	10,921
Freddie Mac 6.00% 2027	112,762	122,153
Freddie Mac, Series 2153, Class GG, 6.00% 2029	2,643	2,860
Freddie Mac, Series 2122, Class QM, 6.25% 2029	4,559	4,902
Freddie Mac 4.634% 20352	10,157	10,551
Freddie Mac, Series 3061, Class PN, 5.50% 2035	39,045	41,974
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	6,864	5,828
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	4,731	4,103
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	4,662	4,005
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	4,146	3,574
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	87	74
Freddie Mac, Series 3257, Class PA, 5.50% 2036	44,311	47,291
Freddie Mac, Series 3233, Class PA, 6.00% 2036	34,716	37,431
Freddie Mac, Series 3156, Class NG, 6.00% 2036	11,016	11,965
Freddie Mac, Series 3286, Class JN, 5.50% 2037	56,328	59,590
Freddie Mac, Series 3318, Class JT, 5.50% 2037	31,689	33,524
Freddie Mac, Series 3312, Class PA, 5.50% 2037	23,854	25,241
Freddie Mac 5.50% 2037	22,085	23,328
Freddie Mac 5.50% 2037	20,010	21,137
Freddie Mac 5.517% 20372	24,806	26,358
Freddie Mac 5.823% 20372	2,882	3,057
Freddie Mac 5.841% 20372	5,603	5,850
Freddie Mac 5.92% 20372	26,424	28,153
Freddie Mac 5.957% 20372	12,236	12,786
Freddie Mac, Series 3271, Class OA, 6.00% 2037	14,407	15,655
Freddie Mac 6.00% 2037	2,311	2,484
Freddie Mac 6.00% 2037	1,977	2,121
Freddie Mac 7.00% 2037	894	977
Freddie Mac 7.00% 2037	364	398
Freddie Mac 7.00% 2037	293	320
Freddie Mac 7.50% 2037	7,346	7,965
Freddie Mac 4.802% 20382	10,911	11,439
Freddie Mac 4.92% 20382	16,709	17,492
Freddie Mac 5.00% 2038	7,465	7,716
Freddie Mac 5.031% 20382	13,183	13,860
Freddie Mac 5.055% 20382	8,861	9,316
Freddie Mac 5.327% 20382	13,944	14,755
Freddie Mac 5.50% 2038	20,520	21,696
Freddie Mac 5.50% 2038	19,363	20,453
Freddie Mac 5.50% 2038	15,658	16,555
Freddie Mac 5.50% 2038	15,576	16,468
Freddie Mac 5.50% 2038	14,107	14,915
Freddie Mac 5.50% 2038	11,151	11,790
Freddie Mac 5.584% 20382	24,155	25,513
Freddie Mac 6.00% 2038	90,623	97,207
Freddie Mac 6.00% 2038	24,325	26,146
Freddie Mac 6.50% 2038	13,102	14,237
Freddie Mac 3.598% 20392	8,101	8,281
Freddie Mac 3.759% 20392	12,727	13,121
Freddie Mac 3.842% 20392	3,229	3,335
Freddie Mac 3.878% 20392	7,542	7,742
Freddie Mac 3.915% 20392	3,963	4,083
Freddie Mac 5.00% 2039	57,365	59,315
Freddie Mac 5.50% 2039	44,528	47,076
Freddie Mac 5.50% 2039	6,673	7,055
Freddie Mac 6.00% 2039	11,250	12,103
Freddie Mac 6.00% 2039	5,750	6,180
Freddie Mac 6.00% 2040	104,950	112,624
Freddie Mac 6.50% 2047	1,743	1,873
Freddie Mac 6.50% 2047	807	867
Freddie Mac 7.00% 2047	557	610
Government National Mortgage Assn. 10.00% 2021	699	794
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	4,218	3,660
Government National Mortgage Assn. 6.00% 2038	65,350	70,029
Government National Mortgage Assn. 6.50% 2038	235	254
Government National Mortgage Assn. 4.00% 2039	34,843	34,069
Government National Mortgage Assn. 4.00% 2039	19,951	19,555
Government National Mortgage Assn. 5.00% 2039	45,684	47,598
Government National Mortgage Assn. 4.00% 2040	50,300	49,189
Government National Mortgage Assn. 4.50% 2040	99,298	100,430
Government National Mortgage Assn. 4.50% 2040	9,468	9,576
Government National Mortgage Assn. 4.50% 2040	3,471	3,520
Government National Mortgage Assn. 4.50% 2040	2,781	2,821
FDIC Structured Sale Guaranteed Notes, Series 2010-L1A, Class A-1, 0% 20111	1,850	1,821
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20191,8	19,770	19,687
		6,826,408

COMMERCIAL MORTGAGE-BACKED SECURITIES4 — 3.81%
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	1,176	1,215
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034	368	378
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,399	2,484
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	422	432
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	36,370	37,098
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 20351,2	1,500	1,338
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class G, 6.006% 20361,2	500	398
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	28,870	30,267
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	8,273	8,272
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	12,900	13,015
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	20,000	20,637
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A-MFX, 4.877% 2037	10,000	8,133
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 20371	8,240	6,087
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	2,500	2,656
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class F, 4.518% 20381	2,000	1,417
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	12,200	12,218
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 20382	12,000	12,437
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	20,855	21,194
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.549% 20392	10,000	10,383
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.658% 20392	7,305	7,184
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20402	42,125	43,855
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-3, 6.26% 2033	3,481	3,554
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class F, 5.959% 20341,2	2,500	2,000
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	282	288
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,500	2,566
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.322% 20372	61,300	62,748
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135% 20371	400	368
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	5,146	5,282
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	21,050	21,316
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-2, 4.575% 2042	5,617	5,616
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	25,000	25,237
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 20422	1,655	1,645
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	10,312
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 20442	15,130	15,096
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.874% 20452	34,000	36,252
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	13,358	13,570
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	57,600	57,912
Fannie Mae, Series 2001-T6B, 6.088% 2011	48,250	50,510
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	46,225	48,385
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20371	18,500	19,337
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20371	10,000	10,427
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20371	10,000	10,415
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20371	35,515	36,944
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20371	8,250	8,562
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20371	10,000	10,302
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 20361	48,700	50,211
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 20361	14,180	14,377
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 20361	12,329	12,391
SBA CMBS Trust, Series 2006-1A, Class E, 6.174% 20361	4,025	4,065
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 20361	2,000	2,080
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 20361	2,000	2,080
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	41,226	42,549
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	9,975	10,135
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	1,777	1,818
Banc of America Commercial Mortgage Inc., Series 2004-4, Class B, 4.985% 2042	1,000	920
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	1,039	1,049
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 20452	2,500	2,577
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	5,000	5,077
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	2,150	2,191
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	3,000	3,053
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 20422	4,650	4,811
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	9,497	9,571
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.27% 20442	15,350	15,747
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.275% 20442	8,038	8,223
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	17,089
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 20432	51,820	53,263
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.874% 20452	7,645	6,729
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.239% 20392	8,000	6,405
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	19,193	15,562
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.334% 20442	33,700	35,135
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20351	2,000	2,048
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 20361	31,000	32,580
Crown Castle Towers LLC, Series 2006-1, Class F, 6.65% 20361	5,000	5,249
Crown Castle Towers LLC, Series 2010-2, Class C, 5.495% 20371	10,000	10,267
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.464% 20311,2	34,657	844
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.633% 20312	41,461	1,465
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	10,424	10,533
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	2,072	2,111
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class D, 6.94% 20351	3,000	2,600
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	10,000	10,189
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	20,825	20,790
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.233% 20372	4,620	4,280
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 20382	8,500	8,312
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.656% 20392	3,050	3,118
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412	6,805	6,980
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20432	5,065	5,149
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432	6,300	5,749
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 20432	10,250	10,561
Commercial Mortgage Trust, Series 2000-C1, Class A-2, 7.416% 2033	708	708
Commercial Mortgage Trust, Series 2004-LB3A, Class A-4, 5.234% 2037	10,956	11,397
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	20,494
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	7,883	7,931
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	639	640
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	13,001	13,094
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 20372	11,000	11,026
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20372	15,000	15,456
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)2	41,210	39,944
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20261	38,233	36,124
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class F, 7.222% 2029	748	757
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	28,051	28,829
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class F, 4.718% 20361,2	1,000	862
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class G, 4.817% 20361,2	1,000	819
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	27,907	27,749
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	1	1
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	18,090	18,723
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	2,500	2,605
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038	630	642
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	2,500	2,632
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	9,252	9,341
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	6,501	6,705
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	2,172	2,276
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	285	286
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	3,468	3,507
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20302	5,000	5,131
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A-M, 5.017% 20402	10,000	9,072
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.729% (undated)2	15,800	16,596
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	13,016	12,984
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.208% 20422	7,875	8,254
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	3,076	3,113
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	2,101	2,119
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 20338	5,142	5,142
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	4,509	4,512
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1, 5.673% 2033	96	96
		1,499,242

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)4 — 1.31%
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 5.981% 20352	3,014	2,311
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.626% 20362	13,060	8,689
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.894% 20362	24,697	19,210
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 20362	5,503	3,834
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.756% 20372	18,260	11,912
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.784% 20372	18,336	11,322
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	11,253	9,771
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	13,306	12,742
Countrywide Alternative Loan Trust, Series 2005-J11, Class 1-A-16, 5.50% 2035	4,618	2,100
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	2,143	2,008
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	7,498	6,563
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2035	5,428	4,037
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.596% 20372	21,505	10,098
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 3.837% 20342	7,129	6,014
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 3.738% 20352	26,741	18,646
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.223% 20352	25,000	19,628
Bear Stearns ARM Trust, Series 2007-2, Class I-A-1, 5.00% 20462	713	493
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 2.889% 20342	17,353	15,912
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A4, 6.032% 20362	2,114	1,557
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.79% 20372	29,215	19,989
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	5,314	5,075
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	24,899	22,546
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB-I, 4.163% 20352	3,771	2,444
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	36,390	22,089
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20401,2,8	19,100	19,095
J.P. Morgan Alternative Loan Trust, Series 2006-A1, Class 2-A-1, 5.773% 20362	15,620	10,816
J.P. Morgan Alternative Loan Trust, Series 2006-A2, Class 5-A-1, 6.189% 20362	11,487	7,229
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.366% 20462	17,628	17,204
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	11,635	10,393
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,113	2,883
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	3,433	3,245
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	371	315
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 20372	27,973	16,005
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 3.379% 20352	7,591	6,393
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A-4, 6.00% 2036	11,543	9,364
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	319	315
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	39	40
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	2,355	2,251
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	43	43
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	6,169	5,640
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	4,623	4,048
CS First Boston Mortgage Securities Corp., Series 2007-1, Class 1-A-6A, 5.863% 20372	4,986	2,758
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.839% 20352	21,602	14,981
Government National Mortgage Assn. 4.50% 2038	13,257	13,445
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.792% 20362	20,772	13,256
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 5.987% 20372	23,245	13,093
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 5.81% 20362	18,114	10,679
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	11,650	10,261
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	12,928	9,247
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 3.527% 20342	2,372	1,914
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.846% 20472	7,290	5,372
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 5.981% 20472	2,120	1,484
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR19, Class A-6, 5.537% 20362	10,000	8,317
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.666% 20372	22,000	8,240
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.665% 20342	4,848	4,850
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 3-A-1, 5.035% 20352	4,539	3,115
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 20351,2	7,543	7,188
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.555% 20362	8,189	6,496
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.416% 20372	11,952	6,145
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.183% 20271,2	3,381	3,308
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.346% 20271,2	1,491	1,429
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.624% 20281,2	924	880
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.545% 20372	6,081	4,155
Banc of America Mortgage Securities Inc., Series 2003-I, Class 3-A1, 4.524% 20332	3,911	3,758
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.734% 20362	4,000	3,067
Washington Mutual Mortgage, WMALT Series 2007-2, Class 3-A-1, 5.50% 2022	3,077	2,710
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 3.375% 20362	2,711	1,714
		516,131

OTHER MORTGAGE-BACKED SECURITIES4 — 0.54%
Nykredit 4.00% 2035	DKr285,011	49,956
Nykredit 5.00% 2038	167,055	30,952
Bank of America 5.50% 20121	$35,000	37,383
Nationwide Building Society, Series 2007-2, 5.50% 20121	35,000	37,316
Northern Rock PLC 5.625% 20171	20,000	19,592
Barclays Bank PLC 4.00% 2019	€14,150	19,425
HBOS Treasury Services PLC 5.25% 20171	$11,000	11,243
HBOS Treasury Services PLC 5.25% 2017	7,000	7,154
		213,021

Total mortgage-backed obligations		9,054,802

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 6.68%
United Mexican States Government Global 6.375% 2013	5,150	5,742
United Mexican States Government, Series MI10, 9.50% 2014	MXN690,300	62,152
United Mexican States Government, Series M10, 8.00% 2015	505,000	42,676
United Mexican States Government, Series M10, 7.25% 2016	435,000	35,256
United Mexican States Government 3.50% 201710	225,418	19,196
United Mexican States Government Global 5.95% 2019	$31,170	33,819
United Mexican States Government, Series M20, 10.00% 2024	MXN449,800	42,948
United Mexican States Government Global, Series A, 6.75% 2034	$2,495	2,757
United Mexican States Government, Series M30, 10.00% 2036	MXN138,000	13,173
United Mexican States Government 4.00% 204010	86,853	6,858
Polish Government, Series 0414, 5.75% 2014	PLN163,071	58,903
Polish Government, Series 1017, 5.25% 2017	255,245	89,542
Polish Government 6.375% 2019	$68,495	75,380
Greek Government 5.50% 2014	€11,160	14,762
Greek Government 6.10% 2015	41,035	55,619
Greek Government 6.00% 2019	58,760	76,997
South Korean Government 4.25% 2014	KRW29,650,000	26,110
South Korean Government 4.75% 2014	45,350,000	40,899
South Korean Government 5.00% 2014	7,890,000	7,134
South Korean Government 5.75% 2014	$21,100	23,085
South Korean Government 5.25% 2015	KRW24,200,000	22,097
South Korean Government 5.50% 2017	10,100,000	9,354
South Korean Government 5.75% 2018	19,625,000	18,324
Canadian Government 2.00% 2014	$ C107,120	101,936
Hungarian Government, Series 14-C, 5.50% 2014	HUF4,841,610	24,254
Hungarian Government 6.25% 2020	$60,190	64,264
Australia Government Agency-Guaranteed, National Australia Bank 5.75% 2013	$ A11,250	10,302
Australia Government Agency-Guaranteed, National Australia Bank 0.75% 20141,2	$25,000	25,047
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20141	50,550	51,286
Brazilian Treasury Bill 6.00% 201010	BRL 1,600	906
Brazilian Treasury Bill 6.00% 201510	7,418	4,156
Brazil (Federal Republic of) Global 12.50% 2016	23,400	15,024
Brazil (Federal Republic of) 10.00% 2017	48,000	24,226
Brazilian Treasury Bill 6.00% 201710	54,594	30,579
Brazil (Federal Republic of) Global 8.00% 20184	$572	670
Brazil (Federal Republic of) Global 12.25% 2030	425	739
Brazil (Federal Republic of) Global 7.125% 2037	750	858
Brazil (Federal Republic of) Global 11.00% 2040	2,110	2,835
Irish Government 4.00% 2014	€44,665	63,040
Irish Government 4.40% 2019	12,235	16,697
Turkey (Republic of) 10.00% 201210	TRY28,032	21,813
Turkey (Republic of) 16.00% 2012	9,555	7,095
Turkey (Republic of) 16.00% 2013	21,045	16,265
Turkey (Republic of) 7.50% 2017	$5,725	6,555
Turkey (Republic of) 6.75% 2018	8,550	9,362
Turkey (Republic of) 5.625% 2021	8,000	7,900
Turkey (Republic of) 8.00% 2034	1,250	1,442
Turkey (Republic of) 6.75% 2040	9,300	9,184
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20121	7,250	7,396
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20141	23,005	23,183
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 20141	45,000	46,866
European Investment Bank 3.125% 2014	11,500	11,803
European Investment Bank 4.25% 2014	€35,020	51,725
European Investment Bank 4.875% 2017	$9,000	9,778
France Government Agency-Guaranteed, Société Finance 2.25% 20121	21,815	22,194
France Government Agency-Guaranteed, Société Finance 2.875% 20141	33,200	33,486
France Government Agency-Guaranteed, Société Finance 3.375% 20141	16,450	17,023
Netherlands Government Eurobond 4.00% 2018	€41,200	59,605
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$44,750	56,944
Colombia (Republic of) Global 8.25% 2014	4,450	5,296
Colombia (Republic of) Global 12.00% 2015	COP26,904,000	17,144
Colombia (Republic of) Global 7.375% 2017	$10,365	11,972
Colombia (Republic of) Global 7.375% 2019	6,050	6,988
Colombia (Republic of) Global 9.85% 2027	COP4,950,000	3,045
Colombia (Republic of) Global 7.375% 2037	$7,350	8,269
Indonesia (Republic of) 11.00% 2012	IDR 4,090,000	487
Indonesia (Republic of) 12.50% 2013	8,710,000	1,079
Indonesia (Republic of) 14.275% 2013	2,110,000	279
Indonesia (Republic of) 11.25% 2014	1,260,000	155
Indonesia (Republic of) 9.50% 2015	28,000,000	3,264
Indonesia (Republic of) 10.75% 2016	136,020,000	16,665
Indonesia (Republic of) 6.875% 2018	$2,000	2,245
Indonesia (Republic of) 6.875% 20181	1,700	1,908
Indonesia (Republic of) 11.625% 2019	10,254	14,791
Indonesia (Republic of) 5.875% 20201	6,200	6,464
Indonesia (Republic of) 7.75% 2038	4,500	5,265
German Government 4.25% 2014	€9,955	14,741
German Government 3.75% 2017	155	224
German Government, Series 8, 4.25% 2018	315	468
German Government 3.75% 2019	7,240	10,363
German Government 6.25% 2030	8,190	14,823
German Government 4.75% 2034	3,065	4,723
French Government O.A.T. Eurobond 4.00% 2014	30,340	44,310
French Government O.A.T. Eurobond 4.00% 2018	530	765
Sweden Government Agency-Guaranteed, Swedbank AB 2.80% 20121	$9,000	9,249
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20131	35,000	35,758
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20121	42,220	42,924
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20121	8,250	8,348
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20141	33,320	34,515
Israeli Government 6.50% 2016	ILS51,875	15,700
Israeli Government 5.50% 2017	63,060	18,131
Israeli Government 5.125% 2019	$8,250	8,560
Japanese Government 1.30% 2011	¥50	1
Japanese Government 1.50% 2018	2,468,700	27,171
Japanese Government 2.40% 2038	1,342,250	14,694
Russian Federation 7.50% 20304	$33,865	39,199
Russian Federation 7.50% 20301,4	133	154
Malaysian Government, Series 204, 5.094% 2014	MYR55,170	17,931
Malaysian Government, Series 409, 3.741% 2015	63,870	19,648
Venezuela (Republic of) 5.375% 2010	$2,835	2,828
Venezuela (Republic of) 8.50% 2014	245	214
Venezuela (Republic of) 7.65% 2025	985	645
Venezuela (Republic of) 9.25% 2027	31,745	24,999
Venezuela (Republic of) 9.25% 2028	11,160	8,275
Croatian Government 6.75% 20191	22,450	24,749
Croatian Government 6.75% 2019	9,400	10,363
Finland (Republic of) 3.875% 2017	€23,230	33,403
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 20131	$31,200	31,340
New South Wales Treasury Corp., Series 19, 6.00% 2019	$ A33,350	30,552
Uruguay (Republic of) 5.00% 201810	UYU499,364	27,632
Uruguay (Republic of) 7.625% 20364	$1,250	1,422
Europe Government Agency-Guaranteed, Dexia Credit Local 0.501% 20121,2	25,000	25,005
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20121	21,750	22,460
South Africa (Republic of) 6.875% 2019	7,615	8,538
South Africa (Republic of) 5.50% 2020	12,000	12,210
Italian Government 4.25% 2013	€14,100	20,383
Peru (Republic of) 8.375% 2016	$9,005	11,000
Peru (Republic of) 6.55% 20374	7,450	8,009
Province of Ontario 1.875% 2012	17,375	17,497
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A18,380	16,896
Argentina (Republic of) 0.146% 20122,4	$24,755	8,367
Argentina (Republic of) 7.00% 2015	9,345	7,763
Argentina (Republic of) GDP-Linked 2035	ARS 9,238	161
Argentina (Republic of) 0.63% 20384,10	17,887	550
Thai Government 5.25% 2014	THB200,000	6,685
Thai Government 3.625% 2015	290,700	9,045
United Kingdom Government Agency-Guaranteed, Lloyds TSB Bank PLC 2.80% 20121	15,000	15,393
Spanish Government 3.30% 2014	€9,600	13,401
Iraq (Republic of) 5.80% 20284	$14,200	11,573
Nordic Investment Bank, Series C, 5.00% 2017	9,000	9,747
Corporación Andina de Fomento 6.875% 2012	5,895	6,379
Corporación Andina de Fomento 5.125% 2015	2,000	2,116
Corporación Andina de Fomento 8.125% 2019	890	1,049
Banque Centrale de Tunisie 4.75% 2011	€3,000	4,212
Banque Centrale de Tunisie 7.375% 2012	$4,500	4,978
Australia Government Agency-Guaranteed, Macquarie Bank Ltd. 5.00% 2014	$ A9,750	8,626
Philippines (Republic of) 6.375% 2034	$8,000	7,880
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20141	7,000	7,362
Austrian Government 2.00% 20121	7,250	7,350
Asian Development Bank 2.75% 2014	6,150	6,262
Panama (Republic of) Global 7.25% 2015	2,275	2,611
Panama (Republic of) Global 7.125% 2026	300	340
Panama (Republic of) Global 8.875% 2027	250	324
Panama (Republic of) Global 9.375% 2029	340	463
Panama (Republic of) Global 6.70% 20364	2,159	2,305
Gabonese Republic 8.20% 2017	5,300	5,810
Dominican Republic 9.50% 20111,4	703	738
Dominican Republic 9.04% 20181,4	4,481	4,952
El Salvador (Republic of) 7.65% 20351	3,450	3,648
Guatemala (Republic of) 10.25% 20111	1,000	1,125
Ireland Government Agency-Guaranteed, Anglo Irish Bank Corp. plc 0.943% 20162	€1,400	748
LCR Finance PLC 5.10% 2051	£165	278
		2,627,598

ASSET-BACKED OBLIGATIONS4 — 2.41%
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 20121	$3,093	3,128
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 20121	2,111	2,153
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20121	4,169	4,227
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 20121	15,859	16,030
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 20131	15,100	15,595
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 20131	16,982	17,294
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20141	20,000	20,827
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 20141	18,950	19,996
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 20141	30,055	30,677
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.28% 20151,2	31,000	30,760
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.38% 2014	42,913	43,394
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	4,020	4,048
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 20131	32,027	32,692
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 20141	10,131	10,397
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 20111	14,500	14,725
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20141	9,000	9,270
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 20161	17,500	18,285
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	38,713	39,208
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	23,639	24,071
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	13,895	14,098
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	24,787	24,905
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	11,183	11,213
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	250	259
AmeriCredit Automobile Receivables Trust, Series 2005-C-F, Class A-4, FSA insured, 4.63% 2012	5,224	5,226
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	2,683	2,697
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	22,004	22,514
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	4,572	4,733
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	3,758	3,802
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	8,200	8,507
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	20,000	20,881
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 20211	36,120	32,210
Capital One Auto Finance Trust, Series 2006-C, Class A-4, FGIC insured, 0.26% 20132	19,583	19,375
Capital One Auto Finance Trust, Series 2007-B, Class A-4, MBIA insured, 0.26% 20142	12,425	12,252
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 20131	4,260	4,398
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20141	24,498	25,411
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013	26,000	26,812
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	4	4
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	7,257	7,386
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	4,458	4,478
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	1,332	1,371
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 0.438% 20272	450	398
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	1,449	1,485
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	7,187
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	823	756
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	2,119	1,976
RAMP Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	3,290	2,700
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	20,856	19,243
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	18,000	19,335
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,720	18,284
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 20231,8	23,272	16,989
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	4,904	4,733
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	8,141	8,413
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	3,064
Aesop Funding II LLC, Series 2010-2A, Class A, 3.63% 20141,8	12,400	12,399
Aesop Funding II LLC, Series 2010-3A, Class B, 6.74% 20161,8	3,000	3,019
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 1.041% 20342	18,822	12,347
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.37% 20372	7,327	5,685
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.38% 20372	12,247	3,068
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.38% 20372	3,800	3,053
Capital Auto Receivables Asset Trust, Series 2007-2, Class C, 6.51% 20141	10,000	10,654
AmeriCredit Prime Automobile Receivables Trust, Series 2007-2-M, Class A-4-A, MBIA insured, 5.35% 2016	10,073	10,479
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012	620	620
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	9,359	9,581
Wachovia Auto Loan Owner Trust, Series 2006-1, Class A-4, 5.08% 20121	4,359	4,406
Wachovia Auto Loan Owner Trust, Series 2006-1, Class B, 5.15% 20121	5,000	5,106
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	2,060	1,863
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018	1,056	941
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2022	3,468	3,143
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.68% 20332	4,409	3,539
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 0.65% 20152	10,000	9,382
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	9,571	8,896
Drivetime Auto Owner Trust, Series 2007-A, XLCA insured, 5.603% 20131,2	8,074	8,208
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.376% 20262	698	452
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.376% 20292	10,903	7,639
Ford Credit Auto Owner Trust, Series 2006-B, Class B, 5.43% 2012	7,333	7,522
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	7,445	7,497
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	7,000	7,411
Franklin Auto Trust, Series 2006-1, Class A-4, 5.03% 2014	5,226	5,306
Franklin Auto Trust, Series 2006-1, Class B, 5.14% 2014	2,000	2,031
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	6,785	6,933
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-4, FGIC insured, 4.70% 2034	35	34
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 20352	5,621	5,181
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.376% 20362	1,946	1,453
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class A-3, 5.825% 20361,2	8,387	4,843
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 20372	3,061	1,677
CNL Funding, Series 2000-AA, Class A-2, MBIA insured, 8.044% 20171	9,465	6,387
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	1,201	1,232
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	4,116	4,359
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 1.98% 20332	808	342
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	12,488	5,214
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	4,882	4,716
Home Equity Asset Trust, Series 2004-7, Class M-1, 0.866% 20352	6,500	4,694
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	4,140	4,428
Advanta Business Card Master Trust, Series 2006-A5, Class A, 5.10% 2012	4,329	4,291
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	4,702	4,255
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	2,129	2,041
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	1,705	1,622
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20171	3,787	3,406
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	2,507	2,570
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	2,350	2,355
CWABS Revolving Home Equity Loan Trust, Series 2004-P, Class 2-A, MBIA insured, 0.55% 20342	5,133	2,079
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 20391	£1,160	1,700
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.406% 20372	$1,672	1,217
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 20221	1,092	899
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 20351,2	657	646
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	636	510
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 20362	1,563	280
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 20372	2,084	217
Chase Auto Owner Trust, Series 2006-B, Class B, 5.24% 2014	268	270
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	74	75
		948,045

MUNICIPALS — 0.42%
State of California, Los Angeles Unified School District (County of Los Angeles), General Obligation Bonds, Election of 2004,
Series 2009-I, 5.00% 2029	20,000	20,626
State of California, Los Angeles Unified School District (County of Los Angeles), General Obligation Bonds, Election of 2002,
Series 2009-D, 5.20% 2029	8,665	9,066
State of California, Los Angeles Unified School District (County of Los Angeles), General Obligation Bonds, Election of 2002,
Series 2009-D, 5.00% 2034	4,530	4,583
California Various Purpose General Obligation Bonds (Federally Taxable), 5.75% 2017	5,000	5,115
California Various Purpose General Obligation Bonds 7.50% 2034	6,550	6,788
California Various Purpose General Obligation Bonds 6.00% 2038	10,000	10,533
California Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	5,750	6,014
State of New York, Long Island Power Authority, Electric System General Revenue Bonds, Series 2009-A, 5.75% 2039	24,330	26,504
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	19,909	17,081
State of Illinois, Regional Transportation Authority of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
General Obligation Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	13,931
State of Indiana, Health and Educational Facility Financing Authority, Hospital Revenue Refunding Bonds
(Clarian Health Obligated Group), Series 2006-B, 5.00% 2033	13,860	13,084
State of Texas, City of San Antonio, Electric and Gas Systems Revenue Refunding Bonds, New Series 2009-A, 5.00% 2034	10,000	10,536
State of Wisconsin, General Fund Annual Appropriation Bonds, Series 2009-A, 5.75% 2033	6,000	6,498
State of New York, Metropolitan Transportation Authority, Dedicated Tax Fund Bonds (Federally Taxable-Issuer
Subsidy-Build America Bonds), Series 2009-C, 7.336% 2039	5,500	6,398
State of Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue Bonds, Series 2007, 5.50% 2023	6,000	6,349
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	2,323	2,282
State of Maryland, Howard Hughes Medical Institute, Taxable Fixed Rate Bonds, 3.45% 2014	125	129
		165,517

Total bonds & notes (cost: $36,719,522,000)		37,593,035

Convertible securities — 0.05%

INFORMATION TECHNOLOGY — 0.05%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	11,500	11,241
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	6,217	5,992
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	1,808	1,810
		19,043

FINANCIALS — 0.00%
Equity Residential 3.85% convertible notes 2026	1,000	1,005
Boston Properties, Inc. 2.875% convertible notes 2037	1,000	1,001
		2,006

Total convertible securities (cost: $17,341,000)		21,049

Preferred securities — 1.23%	Shares

FINANCIALS — 1.22%
BNP Paribas 7.195%1,2	46,900,000	45,727
BNP Paribas Capital Trust 9.003% noncumulative trust1,2	15,000,000	15,394
JPMorgan Chase & Co., Series I, 7.90%2	56,500,000	60,438
SMFG Preferred Capital USD 3 Ltd. 9.50%1,2	41,740,000	47,375
SMFG Preferred Capital GBP 2 Ltd. 10.231%2	3,100,000	5,443
AXA SA, Series B, 6.379%1,2	58,920,000	51,850
Barclays Bank PLC 7.434%1,2	38,370,000	38,370
Barclays Bank PLC 6.86%1,2	3,750,000	3,337
Wachovia Capital Trust III 5.80%2	33,872,000	29,045
Wells Fargo & Co., Series K, 7.98%2	5,425,000	5,696
QBE Capital Funding II LP 6.797%1,2	36,255,000	32,446
Banco Bilbao Vizcaya Argentaria, SA, 5.919%2	27,501,000	22,932
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up1,2	17,320,000	22,325
PNC Preferred Funding Trust I 6.517%1,2	21,400,000	18,005
Resona Preferred Global Securities (Cayman) Ltd. 7.191%1,2	18,485,000	17,345
Weingarten Realty Investors, Series D, 6.75%	495,420	11,083
Weingarten Realty Investors, Series E, 6.95% cumulative redeemable depositary shares	250,000	5,810
Standard Chartered PLC 6.409%1,2	16,000,000	14,629
XL Capital Ltd., Series E, 6.50%2	16,250,000	13,975
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities1	300,000	7,500
Lloyds Banking Group PLC 6.657% preference shares1,2	11,400,000	6,812
Royal Bank of Scotland Group PLC, Series U, 7.64%2	5,000,000	3,175
RBS Capital Trust II 6.425% noncumulative trust2	1,000,000	645
		479,357

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%1,2	5,000,000	2,763

Total preferred securities (cost: $446,821,000)		482,120

Common stocks — 0.03%

MATERIALS — 0.03%
Georgia Gulf Corp.11	646,669	11,957

CONSUMER DISCRETIONARY — 0.00%
Adelphia Recovery Trust, Series Arahova11	1,943,006	330
Adelphia Recovery Trust, Series ACC-111	3,366,231	118
Adelphia Recovery Trust, Series ACC-6B8,11	5,056,500	25
Charter Communications, Inc., Class A11	5,059	175
American Media Operations, Inc.1,8,11	295,801	3
		651

HEALTH CARE — 0.00%
Clarent Hospital Corp. Liquidating Trust8,11,12	331,291	13

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc.11	7,614	6

Total common stocks (cost: $22,875,000)		12,627

Warrants — 0.00%

INDUSTRIALS — 0.00%
Atrium Corp., warrants, expire 20181,8,11	1,885	—

Total warrants (cost: $0)		—

	Principal amount
Short-term securities — 3.20%	(000)

Fannie Mae 0.125%–0.43% due 4/21–12/3/2010	$323,400	323,092
Federal Home Loan Bank 0.10%–0.36% due 4/5/2010–2/8/2011	271,850	271,747
Freddie Mac 0.12%–0.21% due 4/13–8/6/2010	201,740	201,673
General Electric Capital Corp. 0.14% due 4/12/2010	75,000	74,996
General Electric Capital Services, Inc. 0.20% due 5/24/2010	15,000	14,995
Straight-A Funding LLC 0.17%–0.18% due 4/26–5/3/20101	70,000	69,991
Park Avenue Receivables Co., LLC 0.10% due 4/1/20101	50,000	50,000
Hewlett-Packard Co. 0.10% due 4/6/20101	50,000	49,999
Variable Funding Capital Company LLC 0.17%–0.18% due 4/14–5/5/20101	50,000	49,993
Federal Farm Credit Banks 0.20%–0.35% due 6/15/2010–2/10/2011	35,000	34,958
U.S. Treasury Bills 0.105%–0.325% due 4/22–9/23/2010	34,100	34,082
Abbott Laboratories 0.16% due 4/26/20101	25,000	24,997
Paccar Financial Corp. 0.13% due 4/5/2010	21,100	21,100
IBM Corp. 0.15% due 4/5/20101	20,200	20,200
Coca-Cola Co. 0.22% due 5/13/20101	15,200	15,197

Total short-term securities (cost: $1,256,991,000)		1,257,020

Total investment securities (cost: $38,463,550,000)		39,365,851
Other assets less liabilities		(29,512)

Net assets		$39,336,339

1  Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,011,355,000, which represented 12.74% of the net assets of the fund.
2  Coupon rate may change periodically.
3  Scheduled interest and/or principal payment was not received.
4  Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5  Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $236,682,000, which represented .60% of the net assets of the fund.
6  Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7  Step bond; coupon rate will increase at a later date.
8  Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $77,707,000, which represented .20% of the net assets of the fund.
9  Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 7/17/2009 at a cost of $5,569,000) may be subject to legal or contractual restrictions on resale.
10Index-linked bond whose principal amount moves with a government retail price index.
11Security did not produce income during the last 12 months.
12The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.

Key to abbreviations and symbols

ARS = Argentine pesos	€ = Euros	KRW = South Korean won	UYU = Uruguayan pesos
A$ = Australian dollars	£ = British pounds	MXN = Mexican pesos
BRL = Brazilian reais	HUF = Hungarian forints	MYR = Malaysian ringgits
C$ = Canadian dollars	IDR = Indonesian rupiah	PLN = Polish zloty
COP = Colombian pesos	ILS = Israeli shekels	THB = Thai baht
DKr = Danish kroner	¥ = Japanese yen	TRY = Turkish liras

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the three months ended March 31, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 3/31/10 (000)

Clarent Hospital Corp. Liquidating Trust	331,291	—	—	331,291	$—	$13

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the next page presents the fund’s valuation levels as of March 31, 2010 (dollars in thousands):

Investment securities	Level 1	Level 2	Level 3	Total

Bonds & notes:
Corporate bonds & notes	$—	$12,898,076	$1,335	$12,899,411
Bonds & notes of U.S. government & government agencies	—	11,897,662	—	11,897,662
Mortgage-backed obligations	—	9,049,660	5,142	9,054,802
Bonds & notes of governments & government agencies outside the U.S.	—	2,627,598	—	2,627,598
Asset-backed obligations	—	931,056	16,989	948,045
Municipals	—	165,517	—	165,517
Convertible securities	—	21,049	—	21,049
Preferred securities	16,893	465,227	—	482,120
Common stocks	12,586	—	41	12,627
Short-term securities	—	1,257,020	—	1,257,020
Total	$29,479	$39,312,865	$23,507	$39,365,851

Forward currency contracts*	Level 1	Level 2	Level 3	Total

Unrealized appreciation on open forward currency contracts	$—	$2,947	$—	$2,947
Unrealized depreciation on open forward currency contracts	—	(1,049)	—	(1,049)
Total	$—	$1,898	$—	$1,898

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2010 (dollars in thousands):

	Beginning value at 1/1/2010	Net sales	Net realized loss	Net unrealized appreciation	Ending value at 3/31/2010

Investment securities	$27,221	$(5,918)	$(1,363)	$3,567	$23,507

Net unrealized appreciation during the period on Level 3 investment securities held at March 31, 2010 (dollars in thousands):					$2,331

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,332,177
Gross unrealized depreciation on investment securities	(539,375)
Net unrealized appreciation on investment securities	792,802
Cost of investment securities for federal income tax purposes	38,573,049

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-908-0510O-S21512

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA, INC.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: May 28, 2010

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: May 28, 2010